Registration Nos. 2-92164 and 811-4066

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ X ]

                  Pre-Effective Amendment No. _______          [   ]

                  Post-Effective Amendment No.   35            [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                            OF 1940                            [ X ]

                  Amendment No.    34                          [ X ]

                                CASH ASSETS TRUST
               (Exact Name of Registrant as Specified in Charter)

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                    (Address of Principal Executive Offices)

                                 (212) 697-6666
                         (Registrant's Telephone Number)

                                EDWARD M.W. HINES
                     Butzel Long, a professional corporation
                               380 Madison Avenue
                            New York, New York 10017
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ---
[___] immediately upon filing pursuant to paragraph (b)
[_X_] on (July 31, 2009) pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph(a)(i)
[___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii)
[___] on (date) pursuant to paragraph (a)(ii) of Rule 485.
[___] This post-effective amendment designates a new effective date for a previous post-effective amendment.

                                     Pacific
                                Capital Funds(R)
                                       of
                                Cash Assets Trust



                         380 Madison Avenue, Suite 2300
                               New York, NY 10017
                            800-437-1020 212-697-6666



Original Shares
Prospectus                                                         July 31, 2009


     Cash Assets Trust consists of three separate portfolios: Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities. Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund") is a tax-exempt money-market mutual fund which invests in short-term tax-exempt "money-market" securities. Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund") is a money-market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities. The Cash Fund, the Tax-Free Fund and the Government Securities Fund are collectively referred to as the "Funds."

     For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

                         PNC Global Investment Servicing
                                101 Sabin Street
                            Pawtucket, RI 02860-1427


                             800-437-1000 toll-free
                    For general inquiries & yield information
                     800-437-1020 toll-free or 212-697-6666


   The Securities and Exchange Commission has not approved or disapproved the
     Trust's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Cash Fund: Objective, Investment
  Strategies, Main Risks...........................
  Risk/Return Bar Chart and Performance Table .....
  Fees and Expenses of the Fund....................
The Tax-Free Fund: Objective, Investment
  Strategies, Main Risks...........................
  Risk/Return Bar Chart and Performance Table .....
  Fees and Expenses of the Fund....................
The Government Securities Fund:
  Objective, Investment Strategies,................
  Main Risks.......................................
  Risk/Return Bar Chart and Performance Table .....
  Fees and Expenses of the Fund....................
Management of the Funds............................
Net Asset Value per Share..........................
Purchases .........................................
Redeeming Your Investment..........................
Distribution Arrangements..........................
Dividends..........................................
Tax Information....................................
Financial Highlights...............................

           The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

     The objective of the Cash Fund, which is a fundamental policy, is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.

"What are the Cash Fund's investment strategies?"

     The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.


     (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations; they include foreign banks and foreign branches of United States banks.)


     (3)  Short-term corporate debt known as "commercial paper."

     (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

     (6)  Repurchase agreements.

     (7)  Shares of investment companies with money-market portfolios.


     (8) Refunded Securities, which are debt securities the principal and interest of which are paid by "Government Securities" (as defined in the Investment Company Act of 1940 as amended (the "1940 Act")) that have been placed in an escrow account and pledged only to the payment of the debt security. In general, Government Securities are those the principal and interest of which are paid by or are guaranteed by the U.S. Government or its instrumentalities. The Cash Fund will invest only in Refunded Securities meeting the applicable requirements of Rule 5b-3 under the 1940 Act.


     The Cash Fund seeks to maintain a net asset value of $1.00 per share.


     In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any one issuer.



     The dollar-weighted average portfolio maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.


     Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or, if unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     Asset Management Group of Bank of Hawaii (the "Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

     Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

     Investment in the Cash Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

     Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     Corporate bonds and debentures are subject to interest rate and credit risks.

     There are two types of risk associated with the Cash Fund: interest rate risk and credit risk.

     *Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk.

     *Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

     Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.


Temporary Money Market Guarantee Program

     In response to recent market volatility, the U.S. Treasury Department has established a Temporary Money Market Fund Guarantee Program (the "Program"), which is intended to add stability to the financial markets and to reassure money market fund investors.

     The Board of Trustees of the Cash Fund approved its participation in the Temporary Money Market Fund Guarantee Program (the "Program"). The Fund accordingly applied, was accepted and participates in the Program.

     The Program is designed to protect the value of those shares of any participating money market fund held by a shareholder of record on September 19, 2008. It does not protect additions above levels held on September 19, 2008 to the accounts of such shareholders after that date, nor does it protect NEW shareholders who purchase shares of any fund after that date.

     The Program has other terms, among which is that if on any day the net asset value per share of any fund falls below $0.995 that fund will be required to liquidate within 29 days unless within five days the net asset value of the fund returns to $1.00. In the event of liquidation, a protected shareholder would receive a payment for each protected share equal to the shortfall between the amount received in liquidation of the fund and $1.00. If the number of shares in any shareholder account fluctuates, the shareholder will be protected for the number of shares held on liquidation or for the number of shares held on September 19, 2008, whichever amount is less. Holders of unprotected shares may receive less than $1.00 upon liquidation.

     The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program.

     The cost to participate in the initial six months of the Program, 0.01% of the net asset value of each Fund on September 19, 2008, and the cost of the first extension of the Program, from December 19, 2008 to April 30, 2009, 0.015% of such net asset value, were borne by each Fund. The Program has been extended from April 30, 2009 through September 18, 2009 for an additional cost of 0.015% of such net asset value, which will also be borne by each participating Fund. The Cash Fund and the Tax-Free Fund did participate in this extension, while the Government Securities Fund did not participate.

Waivers

     The Adviser and Aquila Investment Management LLC (the "Administrator") have recently taken action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, payments of certain fees under the Fund's Distribution Plan for Service Shares have been, and may continue to be, reduced. While there is no contractual or other requirement that such reductions in payment occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders. There can be no assurance that these measures will be sufficient to maintain a positive yield each day.

                                    Cash Fund
                   Risk/Return Bar Chart and Performance Table

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Original Shares by showing changes in the performance of the Cash Fund's Original Shares from year to year over a 10-year period and by showing the Cash Fund's average annual returns for the designated periods. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.


[Bar Chart]
             Annual Total Returns (Original Shares)
                          1999-2008

10%

 8%
          5.96
 6%       XXXX
     4.64 XXXX                          4.53 4.72
 4%  XXXX XXXX 3.48                     XXXX XXXX
     XXXX XXXX XXXX                     XXXX XXXX
 2%  XXXX XXXX XXXX 1.42           2.70 XXXX XXXX 2.18
     XXXX XXXX XXXX XXXX 0.95 1.10 XXXX XXXX XXXX XXXX
 0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
     1999 2000 2001 2002 2003 2004 2005 2006 2007 2008
                      Calendar Years

     During the 10-year period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.22% (quarter ended September 30, 2003).

     The year-to-date (from January 1, 2009 to June 30, 2009) total return was 0.11%

                           Average Annual Total Return

For the period ended       1 Year   5 Years   10 Years
December 31, 2008

Pacific Capital Cash       2.18%    3.04%     3.15%
Assets Trust - Original
Shares

Please call (800) 437-1020 toll-free to obtain the Cash Fund's most current seven-day yield.

                                    Cash Fund
                          Fees and Expenses of the Fund
                                (Original Shares)



This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Cash Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Cash Fund's assets)


Investment Advisory Fee........................0.39%
Distribution and/or Service (12b-1) Fee........0.00%
Other:
 Administration Fee......................0.10%
 Other Expenses..........................0.08%
 Total Other...................................0.18%
Total. ((1))...................................0.57%
Acquired Fund Fees and Expenses................0.02%
Total Annual Fund Operating Expenses(2) .......0.59%

(1) The actual expense ratio for the fiscal year ended March 31, 2009 was 0.57%.

(2) Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.


Example

This Example is intended to help you compare the cost of investing in Original Shares of the Cash Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Cash Fund for the time periods indicated regardless of whether you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 year    3 years     5 years    10 years
                 $60        $189        $329       $738

         The Tax-Free Fund: Objective, Investment Strategies, Main Risks

"What is the Tax-Free Fund's objective?"

     The objective of the Tax-Free Fund, which is a fundamental policy, is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes.

"What are the Tax-Free Fund's investment strategies?"

     The Tax-Free Fund seeks to attain this objective by investing in municipal obligations of Hawaiian issuers to the extent that obligations of the desired quality, maturity and interest rate are available; otherwise by investing in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding 397 days, must be of high quality and must present minimal credit risks. At least 80% of the Tax-Free Fund's assets must be invested in Municipal Obligations (as defined below).

     Under the current management policies, the Tax-Free Fund invests only in the following types of obligations:

Municipal Obligations

     As used in this Prospectus, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes.

     Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations.

     Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations.

     Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

     Municipal bonds generally have a maturity at the time of issuance of up to 30 years. The Tax-Free Fund can purchase only those with a remaining maturity of 13 months or less.

Municipal Notes

     Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

     Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

Concentration

     From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

Other Investment Strategies

     The Tax-Free Fund may purchase shares of investment companies with money-market portfolios consisting only of Municipal Obligations.

     Subject to authorization by the Board of Trustees, which is anticipated, the Tax-Free Fund may invest in "tender option bonds," which are floating or variable rate demand instruments paying interest at the prevailing short-term tax-exempt rate, synthetically created in the secondary market by their sponsors by coupling, in each case, a municipal bond with an option to tender the bond at par.

     The Tax-Free Fund seeks to maintain a net asset value of $1.00 per share.


     The dollar-weighted average portfolio maturity of the Tax-Free Fund will be 90 days or less and the Tax-Free Fund may buy only those instruments that have a remaining maturity of 397 days or less.


     Securities the Tax-Free Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Tax-Free Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Tax-Free Fund?"

     Although the Tax-Free Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Tax-Free Fund.

Hawaiian Obligations

     The Tax-Free Fund's assets, being primarily Hawaiian issues, are subject to economic and other conditions affecting Hawaii. Adverse local events, such as a downturn in the Hawaiian economy, could affect the value of the Tax-Free Fund's portfolio.

     The following is a discussion of the general factors that might influence the overall U.S. economy and the ability of Hawaiian issuers to repay principal and interest when due on Hawaiian Obligations that the Trust owns. The Trust has derived this information from sources that are generally available to investors and believes it to be accurate, but it has not been independently verified and it may not be complete.


U.S. Economy

     2008 was a pivotal year. It was punctuated by large and dramatic collapses of several financial firms against a backdrop of extremely volatile financial markets. This led to the creation of several new tools to allow the Federal Reserve to try to stabilize the markets. In March 2008, Bear Stearns was the first large investment bank to go. There was a federally arranged transaction in which JP Morgan absorbed the company while the Federal Reserve helped absorb many of the "toxic" assets.

     In September 2008, Lehman Brothers fell. This time, there was no structured liquidation and the company was allowed to fail. This sent an immediate and dramatic shockwave through the U.S. and global financial markets from which they are still recovering. Among other things, the fall of Lehman caused the multibillion dollar Reserve money market fund to "break the buck," where investors' shares were worth less than $1.00. This led to widespread concerns for the whole money market fund industry, which were successfully calmed by the creation of a new U.S. Treasury program to back the assets in the $4 trillion money market fund industry.

     Shortly after the fall of Lehman came the fall of the world's largest insurance company - AIG. The government, having seen the enormous impacts caused by the Lehman bankruptcy, took an 80% ownership stake in AIG to try to prevent further collapse and chaos in the financial markets.

     The real Gross Domestic Product (GDP) contracted by -0.8% for the full year 2008, but in the 4th quarter of 2008, GDP contracted at an annualized rate of -6.3%, which was followed by -5.5% in the 1st quarter of 2009. The U.S. unemployment rate started the year at a solid 4.9% but ended the year at 7.2%. Through June of 2009, the rate is 9.5% and is expected to continue to drift upwards. Due to the slowing in the economy, inflation fears have diminished and the bigger concern is fending off deflation. The consensus view is that the decreases in economic growth will start to bottom in the second half of 2009.

Hawaii Economy

     The Hawaii economy also experienced declines. Hawaii started the year with one of the lowest unemployment rates in the country at 3.1%. By the end of the year that increased to 5.1% and through June 2009 stands at 7.4%. Decreases in tourism and construction are the primary causes. Total visitor arrivals declined 10.6% in 2008 led by a 12.2% drop in domestic travel and a 6.1% decrease in foreign travel. Domestic arrivals seemed to have stabilized recently, although foreign travel is still slipping.

Municipal Market and Fund Performance

     During the 12 months ended March 31, 2009, the municipal bond yield curve "steepened" dramatically relating to the decrease in the Fed Funds rate from 2.25% in March 2008 to 0.25% in March 2009 in response to the financial market crisis. One-year municipal rates dropped from 1.92% to 0.62%, while 30-year municipal rates remained stable from 4.96% to 4.91%.

     The municipal market continued to feel many of the impacts of the subprime crisis. One of these effects came through the channel of municipal bond insurers. These insurers over the past few years had started to insure subprime-backed securities in addition to municipal bonds, and many of them saw their credit ratings downgraded as a result of their subprime exposures. Due to the Adviser's focus on the underlying credit quality of the bonds, the portfolio's underlying municipal bonds remain of high credit quality, despite the downgrading of the bond insurers.

     Another way municipal bonds were impacted was through the large-scale liquidations of some hedge funds that utilized leveraged municipal strategies that imploded in the 4th quarter of 2008 amidst the market volatility. Sales of municipals by hedge funds, insurance companies, and some large mutual funds flooded the market with municipal bonds during that quarter. This caused municipal yields to rise dramatically while treasury yields dropped as a result of the flight to quality.


Other Main Risks

     Investment in the Tax-Free Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian. Such obligations are also subject to credit risk.

     Repurchase agreements involve some risk to the Tax-Free Fund if the other party does not fulfill its obligations under the agreement.

     Tender option bonds are subject to credit risk and to the risk that circumstances may arise in which the tender option terminates.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.


Temporary Money Market Guarantee Program

     In response to recent market volatility, the U.S. Treasury Department has established a Temporary Money Market Fund Guarantee Program (the "Program"), which is intended to add stability to the financial markets and to reassure money market fund investors.

     The Board of Trustees of the Tax-Free Fund approved its participation in the Temporary Money Market Fund Guarantee Program (the "Program"). The Fund accordingly applied, was accepted and participates in the Program.

     The Program is designed to protect the value of those shares of any participating money market fund held by a shareholder of record on September 19, 2008. It does not protect additions above levels held on September 19, 2008 to the accounts of such shareholders after that date, nor does it protect NEW shareholders who purchase shares of any fund after that date.

     The Program has other terms, among which is that if on any day the net asset value per share of any fund falls below $0.995 that fund will be required to liquidate within 29 days unless within five days the net asset value of the fund returns to $1.00. In the event of liquidation, a protected shareholder would receive a payment for each protected share equal to the shortfall between the amount received in liquidation of the fund and $1.00. If the number of shares in any shareholder account fluctuates, the shareholder will be protected for the number of shares held on liquidation or for the number of shares held on September 19, 2008, whichever amount is less. Holders of unprotected shares may receive less than $1.00 upon liquidation.

     The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program.

         The cost to participate in the initial six months of the Program, 0.01% of the net asset value of each Fund on September 19, 2008, and the cost of the first extension of the Program, from December 19, 2008 to April 30, 2009, 0.015% of such net asset value, were borne by each Fund. The Program has been extended from April 30, 2009 through September 18, 2009 for an additional cost of 0.015% of such net asset value, which will also be borne by each participating Fund. The Cash Fund and the Tax-Free Fund did participate in this extension, while the Government Securities Fund did not participate.

Waivers

     The Adviser and Aquila Investment Management LLC (the "Administrator") have recently taken action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, payments of certain fees under the Fund's Distribution Plan for Service Shares have been, and may continue to be, reduced. While there is no contractual or other requirement that such reductions in payment occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders. There can be no assurance that these measures will be sufficient to maintain a positive yield each day.

                                  Tax-Free Fund
                   Risk/Return Bar Chart and Performance Table


     The bar chart and table shown below provide an indication of the risks of investing in the Tax-Free Fund's Original Shares by showing changes in the performance of the Tax-Free Fund's Original Shares from year to year over a 10-year period and by showing the Tax-Free Fund's average annual returns for the designated periods. How the Tax-Free Fund has performed in the past is not necessarily an indication of how the Tax-Free Fund will perform in the future.


[Bar Chart]
                    Annual Total Returns (Original Shares)
                                   1999-2008

         10%

          8%

          6%

          4%       3.64
              2.79 XXXX 2.46                     2.95 3.14
          2%  XXXX XXXX XXXX 1.19           1.94 XXXX XXXX 1.80
              XXXX XXXX XXXX XXXX 0.88 0.99 XXXX XXXX XXXX XXXX 0% XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
              1999 2000 2001 2002 2003 2004 2005 2006 2007 2008
                          Calendar Years

     During the 10-year period shown in the bar chart, the highest return for a quarter was 0.95% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.19% (quarter ended September 30, 2003).

     The year-to-date (from January 1, 2009 to June 30, 2009) total return was 0.14%.

                           Average Annual Total Return



For the period ended       1 Year   5 Years   10 Years
December 31, 2008

Pacific Capital Tax-       1.80%    2.16%     2.17%
Free Cash Assets
Trust - Original
Shares


Please call (800) 437-1020 toll-free to obtain the Tax-Free Fund's most current seven-day yield.

                                  Tax-Free Fund
                          Fees and Expenses of the Fund
                                (Original Shares)

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Tax-Free Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load)..........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends.......................0.00%
Redemption Fees...............................0.00%
Exchange Fees.................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Tax-Free Fund's assets)


Investment Advisory Fee.......................0.32%
Distribution and/or Service (12b-1) Fee.......0.00%
Other:
 Administration Fee......................0.08%
 Other Expenses..........................0.10%
 Total Other..................................0.18%
Total. ((1))..................................0.50%
Acquired Fund Fees and Expenses...............0.02%
Total Annual Fund Operating Expenses(2).........0.52%


(1) The actual expense ratio for the fiscal year ended March 31, 2009 after giving effect to the waivers and the expense offset for uninvested cash balances was incurred at the following annual rate: total Fund operating expenses were 0.48%.

(2) Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in Original Shares of the Tax-Free Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Tax-Free Fund for the time periods indicated regardless of whether you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Tax-Free Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 year        3 years       5 years       10 years

               $53           $167           $291          $653

  The Government Securities Fund: Objective, Investment Strategies, Main Risks

"What is the Government Securities Fund's objective?"

     The objective of the Government Securities Fund, which is a fundamental policy, is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What are the Government Securities Fund's investment strategies?"

     The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less), in shares of investment companies with money-market portfolios which invest only in U.S. government securities and in certain repurchase agreements secured by U.S. government securities.

     Under the current management policies, the Government Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities


     U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association, Tennessee Valley Authority and the Federal Deposit Insurance Corporation.


     Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Investment Companies

     The Government Securities Fund may purchase shares of investment companies with money-market portfolios consisting only of U.S. Government securities.

Repurchase Agreements

     The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker/dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.


Refunded Securities



Refunded Securities are debt securities the principal and interest of which are paid by "Government Securities" (as defined in the Investment Company Act of 1940 as amended (the "1940 Act")) that have been placed in an escrow account and pledged only to the payment of the debt security. In general, Government Securities are those the principal and interest of which are paid by or are guaranteed by the U.S. Government or its instrumentalities. The Government Securities Fund will invest only in Refunded Securities meeting the applicable requirements of Rule 5b-3 under the 1940 Act.


     The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.


     The dollar-weighted average portfolio maturity of the Government Securities Fund will be 90 days or less and the Government Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.


     Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Government Securities Fund will purchase only those issues that it believes will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

     The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities Fund?"

     Although the Government Securities Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Securities Fund.

     Investment in the Government Securities Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Repurchase agreements involve some risk to the Government Securities Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.


Temporary Money Market Guarantee Program

     The Government Securities Fund participated in this program until April 30, 2009, but not thereafter.

Waivers

     The Adviser and Aquila Investment Management LLC (the "Administrator") have recently taken action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, the Adviser and Administrator have waived, and may continue to waive, portions of their management fees for the Government Securities Fund; and payments of certain fees of the Fund's Distribution Plan for Service Shares have been, and may continue to be, reduced. While there is no contractual or other requirement that such waivers and/or reductions in payment occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders. There can be no assurance that these measures will be sufficient to maintain a positive yield each day.

                           Government Securities Fund
                   Risk/Return Bar Chart and Performance Table


The bar chart and table shown below provide an indication of the risks of investing in the Government Securities Fund's Original Shares by showing changes in the performance of the Government Securities Fund's Original Shares from year to year over a 10-year period and by showing the Government Securities Fund's average annual returns for the designated periods. How the Government Securities Fund has performed in the past is not necessarily an indication of how the Government Securities Fund will perform in the future.


[Bar Chart]
              Annual Total Returns (Original Shares)
                           1999-2008

10%

 8%

 6%       5.90
     4.58 XXXX                          4.59 4.73
 4%  XXXX XXXX                          XXXX XXXX
     XXXX XXXX 3.69                2.74 XXXX XXXX
 2%  XXXX XXXX XXXX 1.43           XXXX XXXX XXXX 1.79
     XXXX XXXX XXXX XXXX 1.00 1.16 XXXX XXXX XXXX XXXX
 0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
     1999 2000 2001 2002 2003 2004 2005 2006 2007 2008
                       Calendar Years

     During the 10-year period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended December 31, 2008).

     The year-to-date (from January 1, 2009 to June 30, 2009) total return was 0.03%.

                                Average Annual Total Return


For the period ended
December 31, 2008                1 Year   5 Years   10 Years

Pacific Capital U.S.
Government Securities
Cash Assets Trust -
Original Shares                  1.79%    2.99%     3.15%



Please call (800) 437-1020 toll-free to obtain the Government Securities Fund's most current seven-day yield.

                           Government Securities Fund
                          Fees and Expenses of the Fund
                                (Original Shares)

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Government Securities Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases...........................0.00%
Maximum Deferred Sales Charge (Load)...........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends........................0.00%
Redemption Fees................................0.00%
Exchange Fees..................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Government Securities Fund's assets)


Investment Advisory Fee........................0.33%
Distribution and/or Service (12b-1) Fee........0.00%
Other:
 Administration Fee......................0.07%
 Other Expenses..........................0.07%
 Total Other...................................0.14%
Total. ((1))...................................0.47%
Acquired Fund Fees and Expenses................0.01%
Total Annual Fund Operating Expenses(2)........0.48%


(1) The actual expense ratio for the fiscal year ended March 31, 2009 after giving effect to the waivers and the expense offset for uninvested cash balances was incurred at the following annual rate: total Fund operating expenses were 0.43%.

(2) Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in Original Shares of the Government Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Government Securities Fund for the time periods indicated regardless of whether you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Government Securities Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 year   3 years   5 years   10 years

                            $49     $154      $269      $604

                             Management of the Funds

"How are the Funds managed?"

     Asset Management Group of Bank of Hawaii, Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, HI 96802, the Adviser, is the investment adviser for each of the Funds. Aquila Investment Management LLC, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds, maintaining the Funds' books and records and providing other administrative services.

     Under the Advisory Agreements, the Adviser provides for investment supervision, including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund.


     During the fiscal year ended March 31, 2009, each Fund paid fees, payable monthly and computed on the net asset value of the Fund as of the close of business each business day, to the Adviser under the Advisory Agreement and to the Administrator under the Administration Agreement. Under such agreements effective as of July 16, 2008, the fees were as follows:

                    Current Advisory and Administration Fees
                                    (Percent)

Fund                 Asset Level         Advisory        Administration         Total

Cash Fund            $0 - $400            0.397%             0.103%             0.50%
                     Million

                     Above $400           0.364%             0.086%             0.45%
                     Million

Tax-Free Fund        $0 - $300            0.318%             0.082%             0.40%
                     Million

                     Above $300           0.285%             0.065%             0.35%
                     Million

U.S. Government      $0 - $1,900          0.328%             0.072%             0.40%
Fund                 Million

                     Above $1,900         0.295%             0.055%             0.35%
                     Million


     Under the agreements in effect prior to July 16 2008, the fees were as follows:

                     Former Advisory and Administration Fees
                                    (Percent)

Fund                 Asset Level         Advisory        Administration         Total

Cash Fund            $0 - $325             0.33%             0.17%              0.50%
                     Million

                     Above $325            0.43%             0.07%              0.50%
                     Million

Tax-Free Fund        $0 - $95 Million      0.27%             0.13%              0.40%

                     Above $95             0.33%             0.07%              0.40%
                     Million

U.S. Government      $0 - $60 Million      0.27%             0.13%              0.40%
Fund

                     Above $60             0.33%             0.07%              0.40%
                     Million


     A discussion regarding the Trustees' basis for approving the annual renewal of the Investment Advisory Agreements is available in the Trust's semi-annual report to shareholders dated September 30, 2008.

Information about the Adviser and the Administrator

     The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Bank of Hawaii Corporation ("BOH Corp."). BOH Corp. is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. BOH Corp. files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection.


     The Funds' Administrator is a wholly-owned subsidiary of Aquila Management Corporation ("AMC"), founder of each fund in the Aquila Group of Funds, which consists of three money-market funds, seven tax-free municipal bond funds, a high income corporate bond fund and an equity fund. As of June 30, 2009, these funds had aggregate assets of approximately $4.1 billion, of which approximately $1.5 billion consisted of assets of the money-market funds. AMC's address is the same as that of the Administrator. AMC, which was founded in 1984, is currently controlled by Mr. Lacy B. Herrmann and his wife, Mrs. Elizabeth B. Herrmann, directly and through certain trusts. It is anticipated that these arrangements will change such that no individual will hold with the power to vote, directly or indirectly, more than 24.9% of the voting shares of the Administrator.


                            Net Asset Value per Share


     The net asset value of the shares of each of the Funds' classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange and JPMorgan Chase Bank, N.A. (the "Custodian") are open (a "business day"), by dividing the value of the Fund's net assets (which means the value of the assets less liabilities) allocable to the class by the total number of shares of such class outstanding at the time. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form.


     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the Fund's investments at amortized cost.

     The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases

Opening an Account

     To open a new Original Shares account, you must send a properly completed New Account Application to PNC Global Investment Servicing (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed New Account Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

     Original Shares are offered solely to (1) financial institutions for the investment of funds for their own account or acting for investors in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into Original Shares under the exchange privileges of the Funds; (3) Trustees and officers of funds in the Aquila Group of Funds; (4) officers and employees of the Adviser, the Administrator and the Distributor, Aquila Distributors, Inc., and (5) shareholders owning shares of any of the Funds of record on January 20, 1995, the date on which the Funds first offered two classes of shares.

     You can make direct investments in Original Shares in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Government Securities Cash Assets Trust, as the case may be, and mailed to:

     (Specify the name of the Fund)

     Regular Mail Address:
     PNC Global Investment Servicing
     c/o Aquila Group of Funds
     P.O. Box 9823 Providence, RI 02940-8023

     Overnight Mail Address:
     PNC Global Investment Servicing
     c/o Aquila Group of Funds
     101 Sabin Street
     Pawtucket, RI 02860-1247

     2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.


     To ensure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-437-1000 toll-free) and then instruct your bank to wire funds to:


     PNC BANK, NA
     Philadelphia, PA
     ABA No. 0310-0005-3
     Account No. 85-0242-8425

     Your bank's wire instructions should indicate the appropriate Fund as follows:

     the Cash Fund:

     FFC:  Pacific Capital Cash Assets Trust - Original Shares

     the Tax-Free Fund:

     FFC:  Pacific Capital Tax-Free Cash Assets Trust - Original Shares

     the Government Securities Fund:

     FFC:  Pacific Capital U.S. Government Securities Cash Assets Trust -
       Original Shares

     In addition you should supply:

     *    Account name and number (if an existing account).

     * The name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker/dealers.

     The Funds impose no sales or service charge, although broker/dealers may make charges to their customers for their services. The services to be provided and the fees therefor are established by each broker/dealer acting independently; broker/dealers may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Broker/dealers are responsible for prompt transmission of orders placed through them.


                    Opening An Account                                       Adding to an Account

*Make out a check for the investment amount payable to the   *Make out a check for the investment amount payable to
appropriate Fund.                                            the appropriate Fund.

*Complete a New Account Application, which is available      *Fill out the pre-printed stub attached to each Fund's
with the Prospectus or upon request, indicating the          confirmations or supply the name(s) of account
features you wish to authorize.                              owner(s), the account number and the name of the Fund.

*Send your check and completed New Account Application to    *Send your check and account information to your dealer
your dealer or to the Funds' Agent, PNC Global Investment    or to the Funds' Agent, PNC Global Investment
Servicing, or                                                Servicing, or

*Wire funds as described above.                              *Wire funds as described above.

Be sure to supply the name(s) of account owner(s), the account number and the name of the Fund.


"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

* Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

* Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Funds' Agent must have your completed New Account Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or the Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

 "When are shares issued and dividends declared on them?"

     The Funds issue shares two ways.

     First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will my order become effective under the First Method?"

     The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows:



Payment Method.                          When will an order received before     When will an order received after
                                         4:00 p.m. on a Business Day be         4:00 p.m. on a Business Day be
                                         deemed effective?                      deemed effective?

By wire in Federal Funds or Federal      That day.                              Next Business Day.
Reserve Draft.

By wire not in Federal Funds.            4:00 p.m. on the Business Day          4:00 p.m. on the Business Day
                                         converted to Federal Funds (normally   converted to Federal Funds (normally
                                         the next Business Day).                the next Business Day).

By check.                                4:00 p.m. on the Business Day          4:00 p.m. on the Business Day
                                         converted to Federal Funds (normally   converted to Federal Funds (normally
                                         two Business Days for checks on        two Business Days for checks on
                                         banks in the Federal Reserve System,   banks in the Federal Reserve System,
                                         longer for other banks).               longer for other banks).

Automatic Investment.                    The day you specify; if it is not a
                                         Business Day, on the next Business
                                         Day.

Telephone Investment.                    That day.                              Next Business Day.


     All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)

     Second Method - For broker/dealers or banks which have requested that this method be used, to which request a Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be effective under the Second Method?"

     Your purchase order is effective and your funds are deemed available for investment on that day if

     (i) You advise the Agent before 3:30 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund or Government Securities Fund and prior to noon of a dollar amount to be invested in the Tax-Free Fund; and

     (ii) Your payment in Federal Funds is received by wire on that day.

     The second investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker/dealers or banks through which such purchases may be made.

     The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise, redeem those shares first purchased, regardless of the method under which they were purchased.

     Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the New Account Application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death ("TOD") Registration

     The Funds generally permit "transfer on death" ("TOD") registration of shares purchased directly, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker/dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquila Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                            Redeeming Your Investment

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

     There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     If you purchased Original Shares of any Fund through broker/dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests.

How to Redeem Your Investment

By mail, send instructions to:

PNC Global Investment Servicing
c/o Aquila Group of Funds
P.O. Box 9823 Providence, RI 02940-8023

By telephone, call:


800-437-1000 toll-free


By FAX, send instructions to:

508-599-1838

For liquidity and convenience, the Funds offer expedited redemption.

Expedited Redemption Methods
(Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in three ways:

     1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

     a) to a Financial Institution account you have previously specified; or

     b) by check in the amount of $50,000 or less, mailed to the name and address on the account from which you are redeeming, provided that neither the name nor the address has changed during the prior 30 days. You may only redeem by check via telephone request once in any seven-day period.

                              Telephoning the Agent

     Whenever you telephone the Agent, please be prepared to supply:

     account name(s) and number

     name of the caller

     the  social security number(s) registered to the account

     personal identification.

     Note: Check the accuracy of your confirmation statements immediately upon receipt. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent, PNC Global Investment Servicing, by FAX at 508-599-1838 or by mail to P.O. Box 9823, Providence, RI 02940-8023. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

     account name(s)

     account number

     amount to be redeemed

     any payment directions

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and
(3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial Institution account must be identical to the name(s) on the Funds' records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your New Account Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

     You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your New Account Application, or by proper completion of a Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Funds' Agent: (1) blank (unsigned) certificates for Original Shares to be redeemed, (2)redemption instructions and (3) a stock assignment form.

     To be in "proper form," items (2) and (3) above must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders, such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record.

     Signature Guarantees. If sufficient documentation is on file, we do not require a signature guarantee for redemptions of certificate or non-certificate shares up to $50,000, payable to the record holder, and sent to the address of record. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

     member of a national securities exchange

     U.S. bank or trust company

     state-chartered savings bank

     federally chartered savings and loan association

     foreign bank having a U.S. correspondent bank; or

     participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

     A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

     account name(s)

     account number

     dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with a Fund)

     signature(s) of the registered shareholder(s) and

     signature guarantee(s), if required, as indicated above after "Certificate Shares."

"When will I receive the proceeds of my redemption?"

     Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within seven days.


Redemption                            Method of Payment                         Charges

Under $1,000.                         Check.                                    None.

$1,000 or more.                       Check, or wired or transferred            None.
                                      through the Automated Clearing House
                                      to your Financial Institution account,
                                      if you so requested on your New Account
                                      Application or Ready Access Features
                                      Form.

Through a broker/dealer.              Check or wire, to your broker/dealer.     None. However, your broker/dealer
                                                                                may charge a fee.

     Although the Funds do not currently intend to, any Fund may impose a charge, up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

     The Funds may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check), Automatic Investment or Telephone Investment for up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines that an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

     Any Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of a Fund's portfolio securities ("redemption in kind") in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

     An Automatic Withdrawal Plan allows you to arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                            Distribution Arrangements

Confirmations and Share Certificates

     A statement will be mailed to you confirming each purchase or redemption of shares in a Fund. Accounts are rounded to the nearest 1/1000th of a share. The Funds will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption Methods described above will not be available and delay and expense may be incurred if you lose the certificates. The Funds will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.

     The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes the Administrator, not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Funds' shares. For the Cash Fund, these payments may not exceed 0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Government Securities Fund, the rate is 0.10 of 1%.

     Each Distribution Plan has other provisions that relate to payments in connection with each Fund's Service Shares Class. None of such payments are made from assets represented by Original Shares of any Fund.

Exchange Privilege

     Generally, you can exchange Original Shares of the Funds into the tax-free municipal bond funds, the high-income corporate bond fund and the equity fund (the "Aquila Bond or Equity Funds") and the Aquila Money-Market Funds in the Aquila Group of Funds (collectively, the "Aquila Funds"). The shares acquired in the exchange are subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange.

     Because excessive trading can be harmful to the Funds and their other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Funds or any of the other Aquila Funds believe that they would be harmed or be unable to invest effectively or (ii) they receive or anticipate receiving simultaneous orders that may significantly affect the Funds or any other Aquila Fund.

Frequent Trading

     As stated above, the Funds and the Distributor may reject any order for the purchase of shares. For example, because frequent movement of assets into and out of any Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Board of Trustees of the Funds has determined that the Funds may reject purchase orders, on a temporary or permanent basis, from investors that the Funds are able to determine are exhibiting a pattern of frequent or short-term trading in Fund shares. The Funds may not be able to detect frequent trading by the underlying owners of shares held in omnibus accounts and therefore may not be able effectively to prevent frequent trading in those accounts. Accordingly, there is no guarantee that the Funds will be successful in identifying all investors who engage in excessive trading activity or in curtailing that activity. The Funds' policy on frequent trading extends to purchases through exchanges. (See "Exchange Privilege" above.)

                                    Dividends

     The Funds will declare all of their net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "second" method.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Dividends paid by each Fund with respect to Service Shares (the Fund's other class of shares) and Original Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including any payments made by Service Shares under the Distribution Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

     Dividends will be taxable to you as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

     Dividends of each Fund will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.

     You may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends and distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

     You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     Whether your dividends and distributions are paid in cash or reinvested, you will receive a monthly statement indicating the current status of your investment account.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding at a rate of 28% upon payment of redemptions and dividends.

     The Funds reserve the right to change the dividend and distribution payment option on your account to "reinvest" if mail sent to the address on your account is returned by the post office as "undeliverable" and you have elected to have your account dividends and/or distributions paid in cash. In such event, the Funds would then purchase additional shares of the Funds with any dividend or distribution payments that are "undeliverable". In order to change the option back to "cash", you would need to send the Agent written instructions as described above.


                                 Tax Information

Tax Information Concerning the Tax-Free Fund

     The Tax-Free Fund seeks to pay "exempt-interest dividends." These are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations. Such dividends are exempt from regular Federal income tax. The Fund will allocate exempt-interest dividends by applying one designated percentage to all income dividends it declares during its tax year. It will normally make this designation in the first month following its fiscal year end for dividends paid in the prior year.

     Some portion of the Tax-Free Fund's distributions may be taxable. A shareholder receiving a dividend, for example, from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends, in addition to capital gains distributions, are not included in exempt-interest dividends. Although exempt-interest dividends are not subject to regular Federal income tax, each taxpayer must report the total amount of tax-exempt interest (including exempt-interest dividends from the Tax-Free Fund) received or acquired during the year. Exempt-interest dividends are taken into account in determining the taxable portion of any Social Security or Railroad Retirement benefit you or your spouse receives.

     Under the Internal Revenue Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Tax-Free Fund may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If you, or someone related to you, is a "substantial user" of facilities financed by industrial development or private activity bonds, you should consult your own tax adviser before purchasing shares of the Tax-Free Fund.

     Interest from all Municipal Obligations is tax-exempt for purposes of computing the shareholder's regular Federal tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The Tax-Free Fund will not invest more than 20% of its assets in the types of Municipal Obligations that pay interest subject to AMT. The 20% limit is a fundamental policy of the Tax-Free Fund; it cannot be changed without shareholder approval. An adjustment required by the Internal Revenue Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

Hawaiian Tax Information


     Dividends and distributions made by the Tax-Free Fund to Hawaii residents may be treated for Hawaii income tax purposes in the same manner as they are treated under the Internal Revenue Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 2008, 2007 and 2006, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 37.59%, 30.69% and 25.68% respectively, which should not be considered predictive of future results.


     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks (other than a national banking association), building and loan associations, financial services loan companies, financial corporations, and small business investment companies, trust companies, mortgage loan companies, financial holding companies, development companies, and subsidiaries, located or doing business in Hawaii.

     Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

     Shareholders of the Fund should consult their tax advisers about other state and local tax consequences of their investment in the Fund.

Hawaiian Tax Information Concerning the Government Securities Fund


     The Director of Taxation of Hawaii has stated to the Government Securities Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 2008, 2007 and 2006, the percentage of the Government Securities Fund's dividends exempt from State of Hawaii income taxes was 99.58%, 99.93% and 99.85% respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.

                                Pacific Capital
                               Cash Assets Trust

                                Original Shares

                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP (independent registered public accounting firm), whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST



                                                                         ORIGINAL SHARES
                                                 ----------------------------------------------------------------
                                                                       Year Ended March 31,
                                                 ----------------------------------------------------------------
                                                   2009          2008          2007          2006          2005
                                                 --------      --------      --------      --------      --------
Net asset value, beginning of period ..........  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                 --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income .......................     0.014         0.043+        0.046+        0.032+        0.014+
                                                 --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ........    (0.014)       (0.043)       (0.046)       (0.032)       (0.014)
                                                 --------      --------      --------      --------      --------
Net asset value, end of period ................  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                 ========      ========      ========      ========      ========
Total return ..................................      1.42%         4.35%         4.75%         3.20%         1.36%
Ratios/supplemental data
  Net assets, end of period (in millions) .....  $    333      $    323      $    287      $    286      $    366
  Ratio of expenses to average net assets .....      0.57%         0.57%         0.57%         0.58%         0.37%
  Ratio of net investment income to
    average net assets ........................      1.39%         4.23%         4.65%         3.09%         1.39%

The expense and net investment income ratios without the effect of the 2005
Adviser's and Administrator's contractual caps on fees and the 2009 waiver of a portion of distribution fees, were:

  Ratio of expenses to average net assets .....      0.57%           ++            ++            ++          0.57%
  Ratio of net investment income to
    average net assets ........................      1.39%           ++            ++            ++          1.19%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .....      0.57%         0.56%         0.57%         0.58%         0.37%#



----------
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
0     Net of waiver of a portion of distribution fees.
#     Net of contractual caps on fees.

                                 Pacific Capital
                           Tax-Free Cash Assets Trust

                                 Original Shares

                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP (independent registered public accounting firm), whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST


                                                                      ORIGINAL SHARES
                                               --------------------------------------------------------------
                                                                     Year Ended March 31,
                                               --------------------------------------------------------------
                                                 2009          2008          2007        2006          2005
                                               --------      --------      --------    --------      --------
Net asset value, beginning of period ..........$   1.00      $   1.00      $   1.00    $   1.00      $   1.00
                                               --------      --------      --------    --------      --------
Income from investment operations:
  Net investment income .......................   0.013         0.029+        0.030+      0.022+        0.011+
                                               --------      --------      --------    --------      --------
Less distributions:
  Dividends from net investment income ........  (0.013)       (0.029)       (0.030)     (0.022)       (0.011)
                                               --------      --------      --------    --------      --------
Net asset value, end of period ................$   1.00      $   1.00      $   1.00    $   1.00      $   1.00
                                               ========      ========      ========    ========      ========
Total return ..................................    1.35%         2.90%         3.09%       2.21%         1.16%
Ratios/supplemental data
  Net assets, end of period (in millions) .....$    268      $    225      $    171    $    133      $    134
  Ratio of expenses to average net assets .....    0.48%         0.47%         0.50%       0.50%         0.29%
  Ratio of net investment income to
    average net assets ........................    1.28%         2.80%         3.04%       2.20%         1.17%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees and the waiver of a portion of distribution fees were:

  Ratio of expenses to average net assets .....    0.49%           ++            ++          ++          0.49%
  Ratio of net investment income to
    average net assets ........................    1.27%           ++            ++          ++          0.96%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .....    0.48%#        0.47%         0.49%       0.50%         0.28%#


----------
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.

                                 Pacific Capital
                  U. S. Government Securities Cash Assets Trust

                                 Original Shares

                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP (independent registered public accounting firm), whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST




                                                                      ORIGINAL SHARES
                                             ----------------------------------------------------------------
                                                                    Year Ended March 31,
                                             ----------------------------------------------------------------
                                               2009          2008          2007          2006          2005
                                             --------      --------      --------      --------      --------
Net asset value, beginning of period ....... $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income ....................    0.010         0.042+        0.047+        0.032+        0.014+
                                             --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income .....   (0.010)       (0.042)       (0.047)       (0.032)       (0.014)
                                             --------      --------      --------      --------      --------
Net asset value, end of period ............. $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========      ========      ========      ========      ========
Total return ...............................     1.03%         4.30%         4.80%         3.25%         1.41%
Ratios/supplemental data
  Net assets, end of period (in millions) .. $    625      $    808      $    685      $    429      $    354
  Ratio of expenses to average net assets ..     0.43%         0.43%         0.44%         0.45%         0.27%
  Ratio of net investment income to
    average net assets .....................     1.06%         4.18%         4.72%         3.25%         1.42%

The expense and net investment income ratios without the effect of Adviser's and Administrator's contractual caps on fees and/or 2009 voluntary waiver of a portion of distribution fees were:

  Ratio of expenses to average net assets ..     0.47%           ++            ++            ++          0.45%
  Ratio of net investment income to
    average net assets .....................     1.03%           ++            ++            ++          1.24%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ..     0.43%#0       0.43%         0.44%         0.45%       0.27%#


----------
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.
0     Net of voluntary waiver of Adviser's and Administrator's fees.

[Inside Back Cover]

Investment Adviser
Asset Management Group of
  Bank of Hawaii
P.O. Box 3170 Honolulu, Hawaii 96802

Administrator
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

Chairman Emeritus and Founder
Lacy B. Herrmann

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
Sherri Foster, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer And Shareholder Servicing Agent
PNC Global Investment Servicing
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, Pennsylvania 19103

Counsel
Butzel Long a professional corporation
380 Madison Avenue
New York, New York 10017

Back Cover

This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus and is therefore legally a part of this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.


You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request, by calling 800-437-1020 (toll-free) or by visiting the Funds' website at www.aquilafunds.com.


In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database at the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-4066


                                     Pacific
                                Capital Funds(R)
                                       of
                                Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Government Securities Cash Assets Trust

A cash management
investment

[LOGO]

                                   PROSPECTUS

                                Original Shares

       To make shareholder account inquiries, call the Funds' Shareholder
                              Servicing Agent at:


                             800-437-1000 toll-free


                               or you can write to

                         PNC Global Investment Servicing
                                101 Sabin Street
                            Pawtucket, RI 02860-1427

                       Ticker Symbol      CUSIP #

PCCAT                  CATXX              14754H101
PCTFCAT                TFCXX              14754H309
PCUSGSCAT              USCXX              14754H200

       This Prospectus should be read and retained for future reference.

                                     Pacific
                                Capital Funds(R)
                                       of
                                Cash Assets Trust


                         380 Madison Avenue, Suite 2300
                               New York, NY 10017
                            800-437-1020 212-697-6666



Service Shares
Prospectus                                                         July 31, 2009


     Cash Assets Trust consists of three separate portfolios: Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities. Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund") is a tax-exempt money-market mutual fund which invests in short-term tax-exempt "money-market" securities. Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund") is a money-market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities. The Cash Fund, the Tax-Free Fund and the Government Securities Fund are collectively referred to as the "Funds."

        For purchase, redemption or account inquiries contact the Funds'
                          Shareholder Servicing Agent:

                         PNC Global Investment Servicing
                                101 Sabin Street
                            Pawtucket, RI 02860-1427


                             800-437-1000 toll-free
                    For general inquiries & yield information
                     800-437-1020 toll-free or 212-697-6666


   The Securities and Exchange Commission has not approved or disapproved the
     Trust's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Cash Fund: Objective, Investment Strategies,
   Main Risks.......................................
   Risk/Return Bar Chart and Performance Table .....
   Fees and Expenses of the Fund....................
The Tax-Free Fund: Objective, Investment Strategies,
   Main Risks.......................................
   Risk/Return Bar Chart and Performance Table .....
   Fees and Expenses of the Fund....................
The Government Securities Fund: Objective,
   Investment Strategies, Main Risks................
   Risk/Return Bar Chart and Performance Table .....
   Fees and Expenses of the Fund....................
Management of the Funds.............................
Net Asset Value per Share...........................
Purchases ..........................................
Redeeming Your Investment...........................
Distribution Arrangements...........................
Dividends...........................................
Tax Information.....................................
Financial Highlights................................

           The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

     The objective of the Cash Fund, which is a fundamental policy, is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.

"What are the Cash Fund's investment strategies?"

     The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.


     (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations; they include foreign banks and foreign branches of United States banks.)


     (3)  Short-term corporate debt known as "commercial paper."

     (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

     (6)  Repurchase agreements.

     (7)  Shares of investment companies with money-market portfolios.


     (8) Refunded Securities, which are debt securities the principal and interest of which are paid by "Government Securities" (as defined in the Investment Company Act of 1940 as amended (the "1940 Act")) that have been placed in an escrow account and pledged only to the payment of the debt security. In general, Government Securities are those the principal and interest of which are paid by or are guaranteed by the U.S. Government or its instrumentalities. The Cash Fund will invest only in Refunded Securities meeting the applicable requirements of Rule 5b-3 under the 1940 Act.


     The Cash Fund seeks to maintain a net asset value of $1.00 per share.


     In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any one issuer.



     The dollar-weighted average portfolio maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.


     Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or, if unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     Asset Management Group of Bank of Hawaii (the "Adviser") seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

     Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

     Investment in the Cash Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

     Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     Corporate bonds and debentures are subject to interest rate and credit risks.

     There are two types of risk associated with the Cash Fund: interest rate risk and credit risk.

     *Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk.

     *Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

     Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.


Temporary Money Market Guarantee Program

     In response to recent market volatility, the U.S. Treasury Department has established a Temporary Money Market Fund Guarantee Program (the "Program"), which is intended to add stability to the financial markets and to reassure money market fund investors.

     The Board of Trustees of the Cash Fund approved its participation in the Temporary Money Market Fund Guarantee Program (the "Program"). The Fund accordingly applied, was accepted and participates in the Program.

     The Program is designed to protect the value of those shares of any participating money market fund held by a shareholder of record on September 19, 2008. It does not protect additions above levels held on September 19, 2008 to the accounts of such shareholders after that date, nor does it protect NEW shareholders who purchase shares of any fund after that date.

     The Program has other terms, among which is that if on any day the net asset value per share of any fund falls below $0.995 that fund will be required to liquidate within 29 days unless within five days the net asset value of the fund returns to $1.00. In the event of liquidation, a protected shareholder would receive a payment for each protected share equal to the shortfall between the amount received in liquidation of the fund and $1.00. If the number of shares in any shareholder account fluctuates, the shareholder will be protected for the number of shares held on liquidation or for the number of shares held on September 19, 2008, whichever amount is less. Holders of unprotected shares may receive less than $1.00 upon liquidation.

     The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program.

     The cost to participate in the initial six months of the Program, 0.01% of the net asset value of each Fund on September 19, 2008, and the cost of the first extension of the Program, from December 19, 2008 to April 30, 2009, 0.015% of such net asset value, were borne by each Fund. The Program has been extended from April 30, 2009 through September 18, 2009 for an additional cost of 0.015% of such net asset value, which will also be borne by each participating Fund. The Cash Fund and the Tax-Free Fund did participate in this extension, while the Government Securities Fund did not participate.

Waivers

     The Adviser and Aquila Investment Management LLC (the "Administrator") have recently taken action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, payments of certain fees under the Fund's Distribution Plan for Service Shares have been, and may continue to be, reduced. While there is no contractual or other requirement that such reductions in payment occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders. There can be no assurance that these measures will be sufficient to maintain a positive yield each day.

                                    Cash Fund
                   Risk/Return Bar Chart and Performance Table

     The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Service Shares by showing changes in the performance of the Cash Fund's Service Shares from year to year over a 10-year period and by showing the Cash Fund's average annual returns for the designated periods. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.


[Bar Chart]
                          Annual Total Returns
                           (Service Shares)
                               1999-2008


10%

 8%

 6%        5.69
           XXXX
 4%  4.38  XXXX                                4.27  4.46
     XXXX  XXXX  3.22                          XXXX  XXXX
 2%  XXXX  XXXX  XXXX                    2.44  XXXX  XXXX  1.92
     XXXX  XXXX  XXXX  1.17  0.69  0.85  XXXX  XXXX  XXXX  XXXX
 0%  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX
     1999  2000  2001  2002  2003  2004  2005  2006  2007  2008
                            Calendar Years

     During the 10-year period shown in the bar chart, the highest return for a quarter was 1.48% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.15% (quarter ended September 30, 2003).

     The year-to-date (from January 1, 2009 to June 30, 2009) total return was 0.02%.


                          Average Annual Total Return


For the period ended
December 31, 2008          1 Year   5 Years   10 Years

Pacific Capital Cash       1.92%    2.78%     2.90%
  Assets Trust -
  Service Shares


Please call (800) 437-1020 toll-free to obtain the Cash Fund's most current seven-day yield.

                                    Cash Fund
                          Fees and Expenses of the Fund
                                (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Cash Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases...........................0.00%
Maximum Deferred Sales Charge (Load)...........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends........................0.00%
Redemption Fees................................0.00%
Exchange Fees..................................0.00%


Annual Fund Operating Expenses (expenses that are deducted from the Cash Fund's assets)

Investment Advisory Fee........................0.39%
Distribution (12b-1) Fee.......................0.25%
Other:
 Administration Fee......................0.10%
 Other Expenses..........................0.08%
 Total Other...................................0.18%
Total. ((1))...................................0.82%
Acquired Fund Fees and Expenses................0.02%
Total Annual Fund Operating Expenses(2) .......0.84%

(1) The actual expense ratio for the fiscal year ended March 31, 2009 was 0.82%.

(2) Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in Service Shares of the Cash Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Cash Fund for the time periods indicated regardless of whether you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 year  3 years  5 years  10 years

                         $86     $268     $466     $1,037

         The Tax-Free Fund: Objective, Investment Strategies, Main Risks

"What is the Tax-Free Fund's objective?"

     The objective of the Tax-Free Fund, which is a fundamental policy, is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes.

"What are the Tax-Free Fund's investment strategies?"

     The Tax-Free Fund seeks to attain this objective by investing in municipal obligations of Hawaiian issuers to the extent that obligations of the desired quality, maturity and interest rate are available; otherwise by investing in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding 397 days, must be of high quality and must present minimal credit risks. At least 80% of the Tax-Free Fund's assets must be invested in Municipal Obligations (as defined below).

     Under the current management policies, the Tax-Free Fund invests only in the following types of obligations:

Municipal Obligations

     As used in this Prospectus, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes.

     Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations.

     Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations.

     Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

     Municipal bonds generally have a maturity at the time of issuance of up to 30 years. The Tax-Free Fund can purchase only those with a remaining maturity of 13 months or less.

Municipal Notes

     Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

     Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

Concentration

     From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

Other Investment Strategies

     The Tax-Free Fund may purchase shares of investment companies with money-market portfolios consisting only of Municipal Obligations.

     Subject to authorization by the Board of Trustees, which is anticipated, the Tax-Free Fund may invest in "tender option bonds," which are floating or variable rate demand instruments paying interest at the prevailing short-term tax-exempt rate, synthetically created in the secondary market by their sponsors by coupling, in each case, a municipal bond with an option to tender the bond at par.

     The Tax-Free Fund seeks to maintain a net asset value of $1.00 per share.


     The dollar-weighted average portfolio maturity of the Tax-Free Fund will be 90 days or less and the Tax-Free Fund may buy only those instruments that have a remaining maturity of 397 days or less.


     Securities the Tax-Free Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Tax-Free Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Tax-Free Fund?"

     Although the Tax-Free Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Tax-Free Fund.

Hawaiian Obligations

     The Tax-Free Fund's assets, being primarily Hawaiian issues, are subject to economic and other conditions affecting Hawaii. Adverse local events, such as a downturn in the Hawaiian economy, could affect the value of the Tax-Free Fund's portfolio.

     The following is a discussion of the general factors that might influence the overall U.S. economy and the ability of Hawaiian issuers to repay principal and interest when due on Hawaiian Obligations that the Trust owns. The Trust has derived this information from sources that are generally available to investors and believes it to be accurate, but it has not been independently verified and it may not be complete.


U.S. Economy

     2008 was a pivotal year. It was punctuated by large and dramatic collapses of several financial firms against a backdrop of extremely volatile financial markets. This led to the creation of several new tools to allow the Federal Reserve to try to stabilize the markets. In March 2008, Bear Stearns was the first large investment bank to go. There was a federally arranged transaction in which JP Morgan absorbed the company while the Federal Reserve helped absorb many of the "toxic" assets.

     In September 2008, Lehman Brothers fell. This time, there was no structured liquidation and the company was allowed to fail. This sent an immediate and dramatic shockwave through the U.S. and global financial markets from which they are still recovering. Among other things, the fall of Lehman caused the multibillion dollar Reserve money market fund to "break the buck," where investors' shares were worth less than $1.00. This led to widespread concerns for the whole money market fund industry, which were successfully calmed by the creation of a new U.S. Treasury program to back the assets in the $4 trillion money market fund industry.

     Shortly after the fall of Lehman came the fall of the world's largest insurance company - AIG. The government, having seen the enormous impacts caused by the Lehman bankruptcy, took an 80% ownership stake in AIG to try to prevent further collapse and chaos in the financial markets.

     The real Gross Domestic Product (GDP) contracted by -0.8% for the full year 2008, but in the 4th quarter of 2008, GDP contracted at an annualized rate of -6.3%, which was followed by -5.5% in the 1st quarter of 2009. The U.S. unemployment rate started the year at a solid 4.9% but ended the year at 7.2%. Through June of 2009, the rate is 9.5% and is expected to continue to drift upwards. Due to the slowing in the economy, inflation fears have diminished and the bigger concern is fending off deflation. The consensus view is that the decreases in economic growth will start to bottom in the second half of 2009.

Hawaii Economy

     The Hawaii economy also experienced declines. Hawaii started the year with one of the lowest unemployment rates in the country at 3.1%. By the end of the year that increased to 5.1% and through June 2009 stands at 7.4%. Decreases in tourism and construction are the primary causes. Total visitor arrivals declined 10.6% in 2008 led by a 12.2% drop in domestic travel and a 6.1% decrease in foreign travel. Domestic arrivals seemed to have stabilized recently, although foreign travel is still slipping.

Municipal Market and Fund Performance

     During the 12 months ended March 31, 2009, the municipal bond yield curve "steepened" dramatically relating to the decrease in the Fed Funds rate from 2.25% in March 2008 to 0.25% in March 2009 in response to the financial market crisis. One-year municipal rates dropped from 1.92% to 0.62%, while 30-year municipal rates remained stable from 4.96% to 4.91%.

     The municipal market continued to feel many of the impacts of the subprime crisis. One of these effects came through the channel of municipal bond insurers. These insurers over the past few years had started to insure subprime-backed securities in addition to municipal bonds, and many of them saw their credit ratings downgraded as a result of their subprime exposures. Due to the Adviser's focus on the underlying credit quality of the bonds, the portfolio's underlying municipal bonds remain of high credit quality, despite the downgrading of the bond insurers.

     Another way municipal bonds were impacted was through the large-scale liquidations of some hedge funds that utilized leveraged municipal strategies that imploded in the 4th quarter of 2008 amidst the market volatility. Sales of municipals by hedge funds, insurance companies, and some large mutual funds flooded the market with municipal bonds during that quarter. This caused municipal yields to rise dramatically while treasury yields dropped as a result of the flight to quality.


Other Main Risks

     Investment in the Tax-Free Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian. Such obligations are also subject to credit risk.

     Repurchase agreements involve some risk to the Tax-Free Fund if the other party does not fulfill its obligations under the agreement.

     Tender option bonds are subject to credit risk and to the risk that circumstances may arise in which the tender option terminates.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.


Temporary Money Market Guarantee Program

     In response to recent market volatility, the U.S. Treasury Department has established a Temporary Money Market Fund Guarantee Program (the "Program"), which is intended to add stability to the financial markets and to reassure money market fund investors.

     The Board of Trustees of the Tax-Free Fund approved its participation in the Temporary Money Market Fund Guarantee Program (the "Program"). The Fund accordingly applied, was accepted and participates in the Program.

     The Program is designed to protect the value of those shares of any participating money market fund held by a shareholder of record on September 19, 2008. It does not protect additions above levels held on September 19, 2008 to the accounts of such shareholders after that date, nor does it protect NEW shareholders who purchase shares of any fund after that date.

     The Program has other terms, among which is that if on any day the net asset value per share of any fund falls below $0.995 that fund will be required to liquidate within 29 days unless within five days the net asset value of the fund returns to $1.00. In the event of liquidation, a protected shareholder would receive a payment for each protected share equal to the shortfall between the amount received in liquidation of the fund and $1.00. If the number of shares in any shareholder account fluctuates, the shareholder will be protected for the number of shares held on liquidation or for the number of shares held on September 19, 2008, whichever amount is less. Holders of unprotected shares may receive less than $1.00 upon liquidation.

     The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program.

     The cost to participate in the initial six months of the Program, 0.01% of the net asset value of each Fund on September 19, 2008, and the cost of the first extension of the Program, from December 19, 2008 to April 30, 2009, 0.015% of such net asset value, were borne by each Fund. The Program has been extended from April 30, 2009 through September 18, 2009 for an additional cost of 0.015% of such net asset value, which will also be borne by each participating Fund. The Cash Fund and the Tax-Free Fund did participate in this extension, while the Government Securities Fund did not participate.

Waivers

     The Adviser and Aquila Investment Management LLC (the "Administrator") have recently taken action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, payments of certain fees under the Fund's Distribution Plan for Service Shares have been, and may continue to be, reduced. While there is no contractual or other requirement that such reductions in payment occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders. There can be no assurance that these measures will be sufficient to maintain a positive yield each day.

                                  Tax-Free Fund
                   Risk/Return Bar Chart and Performance Table


     The bar chart and table shown below provide an indication of the risks of investing in the Tax-Free Fund's Service Shares by showing changes in the performance of the Tax-Free Fund's Service Shares from year to year over a 10-year period and by showing the Tax-Free Fund's average annual returns for the designated periods. How the Tax-Free Fund has performed in the past is not necessarily an indication of how the Tax-Free Fund will perform in the future.

[Bar Chart]
                          Annual Total Returns
                            (Service Shares)
                               1999-2008

10%

 8%

 6%

 4%
     2.54  3.38                                2.70  2.88
 2%  XXXX  XXXX  2.21                    1.69  XXXX  XXXX
     XXXX  XXXX  XXXX  0.94  0.62  0.74  XXXX  XXXX  XXXX  1.54
 0%  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX
     1999  2000  2001  2002  2003  2004  2005  2006  2007  2008
                           Calendar Years

     During the 10-year period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

     The year-to-date (from January 1, 2009 to June 30, 2009) total return was 0.04%.


                                  Average Annual Total Return


For the period
ended December 31, 2008           1 Year    5 Years    10 Years

Pacific Capital Tax-
Free Cash Assets Trust -
Service Shares                    1.54%     1.91%      1.92%


Please call (800) 437-1020 toll-free to obtain the Tax-Free Fund's most current seven-day yield.

                                  Tax-Free Fund
                          Fees and Expenses of the Fund
                                (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Tax-Free Fund.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases...........................0.00%
Maximum Deferred Sales Charge (Load)...........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends .......................0.00%
Redemption Fees................................0.00%
Exchange Fees..................................0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Tax-Free Fund's assets)

Investment Advisory Fee........................0.32%
Distribution (12b-1) Fee.......................0.25%
Other:
  Administration Fee.....................0.08%
  Other Expenses.........................0.10%
  Total Other..................................0.18%
Total. ((1))...................................0.75%
Acquired Fund Fees and Expenses................0.02%
Total Annual Fund Operating Expenses(2) .......0.77%


(1) The actual expense ratio for the fiscal year ended March 31, 2009 after giving effect to the waivers and the expense offset for uninvested cash balances was incurred at the following annual rate: total Fund operating expenses were 0.73%.

(2) Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in Service Shares of the Tax-Free Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Tax-Free Fund for the time periods indicated regardless of whether you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Tax-Free Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year     3 years    5 years   10 years

                      $79        $246       $428      $954

  The Government Securities Fund: Objective, Investment Strategies, Main Risks

"What is the Government Securities Fund's objective?"

     The objective of the Government Securities Fund, which is a fundamental policy, is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What are the Government Securities Fund's investment strategies?"

     The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less), in shares of investment companies with money-market portfolios which invest only in U.S. government securities and in certain repurchase agreements secured by U.S. government securities.

     Under the current management policies, the Government Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities


     U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association, Tennessee Valley Authority and the Federal Deposit Insurance Corporation.


     Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Investment Companies

     The Government Securities Fund may purchase shares of investment companies with money-market portfolios consisting only of U.S. Government securities.

Repurchase Agreements

     The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker/dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.


Refunded Securities

     Refunded Securities are debt securities the principal and interest of which are paid by "Government Securities" (as defined in the Investment Company Act of 1940 as amended (the "1940 Act")) that have been placed in an escrow account and pledged only to the payment of the debt security. In general, Government Securities are those the principal and interest of which are paid by or are guaranteed by the U.S. Government or its instrumentalities. The Government Securities Fund will invest only in Refunded Securities meeting the applicable requirements of Rule 5b-3 under the 1940 Act.


     The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.


     The dollar-weighted average portfolio maturity of the Government Securities Fund will be 90 days or less and the Government Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.


     Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Government Securities Fund will purchase only those issues that it believes will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

     The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities Fund?"

     Although the Government Securities Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Securities Fund.

     Investment in the Government Securities Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Repurchase agreements involve some risk to the Government Securities Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.


Temporary Money Market Guarantee Program

     The Government Securities Fund participated in this program until April 30, 2009, but not thereafter.

Waivers

     The Adviser and Aquila Investment Management LLC (the "Administrator") have recently taken action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, the Adviser and Administrator have waived, and may continue to waive, portions of their management fees for the Government Securities Fund; and payments of certain fees under the Fund's Distribution Plan for Service Shares have been, and may continue to be, reduced. While there is no contractual or other requirement that such waivers and/or reductions in payment occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders. There can be no assurance that these measures will be sufficient to maintain a positive yield each day.

                           Government Securities Fund
                   Risk/Return Bar Chart and Performance Table

The bar chart and table shown below provide an indication of the risks of investing in the Government Securities Fund's Service Shares by showing changes in the performance of the Government Securities Fund's Service Shares from year to year over a 10-year period and by showing the Government Securities Fund's average annual returns for the designated periods. How the Government Securities Fund has performed in the past is not necessarily an indication of how the Government Securities Fund will perform in the future.


[Bar Chart]
                          Annual Total Returns
                            (Service Shares)
                               1999-2008

10%

 8%

 6%         5.63
            XXXX
 4%   4.32  XXXX                                4.33  4.47
      XXXX  XXXX  3.43                          XXXX  XXXX
 2%   XXXX  XXXX  XXXX                    2.48  XXXX  XXXX
      XXXX  XXXX  XXXX  1.18  0.75  0.91  XXXX  XXXX  XXXX  1.55
 0%   XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX  XXXX
      1999  2000  2001  2002  2003  2004  2005  2006  2007  2008
                           Calendar Years

     During the 10-year period shown in the bar chart, the highest return for a quarter was 1.46% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.08% (quarter ended December 31, 2008).

     The year-to-date (from January 1, 2009 to June 30, 2009) total return was 0.01%.

                         Average Annual Total Return


For the period ended     1 Year    5 Years   10 Years
December 31, 2008
Pacific Capital U.S.      1.55%     2.74%     2.89%
Government Securities
Cash Assets Trust -
Service Shares


Please call (800) 437-1020 toll-free to obtain the Government Securities Fund's most current seven-day yield.

                           Government Securities Fund
                          Fees and Expenses of the Fund
                                (Service Shares)

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Securities Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases...........................0.00%
Maximum Deferred Sales Charge (Load)...........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends........................0.00%
Redemption Fees................................0.00%
Exchange Fees..................................0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Government
  Securities Fund's assets)

Investment Advisory Fee........................0.33%
Distribution (12b-1) Fee.......................0.25%
Other:
 Administration Fee......................0.07%
 Other Expenses..........................0.06%
 Total Other...................................0.13%
Total. ((1))...................................0.71%
Acquired Fund Fees and Expenses................0.01%
Total Annual Fund Operating Expenses(2)........0.72%

(1) The actual expense ratio for the fiscal year ended March 31, 2009 after giving effect to the waivers and the expense offset for uninvested cash balances was incurred at the following annual rate: total Fund operating expenses were 0.64%.

(2) Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in Service Shares of the Government Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Government Securities Fund for the time periods indicated regardless of whether you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Government Securities Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year   3 years   5 years    10 years

                          $74      $230      $401       $894

                             Management of the Funds

"How are the Funds managed?"

     Asset Management Group of Bank of Hawaii, Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, HI 96802, the Adviser, is the investment adviser for each of the Funds. Aquila Investment Management LLC, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds, maintaining the Funds' books and records and providing other administrative services.

     Under the Advisory Agreements, the Adviser provides for investment supervision, including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund.


     During the fiscal year ended March 31, 2009, each Fund paid fees, payable monthly and computed on the net asset value of the Fund as of the close of business each business day, to the Adviser under the Advisory Agreement and to the Administrator under the Administration Agreement. Under such agreements effective as of July 16, 2008, the fees were as follows:




                    Current Advisory and Administration Fees
                                    (Percent)

Fund                 Asset Level         Advisory        Administration         Total

Cash Fund            $0 - $400            0.397%             0.103%             0.50%
                     Million

                     Above $400           0.364%             0.086%             0.45%
                     Million

Tax-Free Fund        $0 - $300            0.318%             0.082%             0.40%
                     Million

                     Above $300           0.285%             0.065%             0.35%
                     Million

U.S. Government      $0 - $1,900          0.328%             0.072%             0.40%
Fund                 Million

                     Above $1,900         0.295%             0.055%             0.35%
                     Million

     Under the agreements in effect prior to July 16 2008, the fees were as follows:

                     Former Advisory and Administration Fees
                                    (Percent)

Fund                 Asset Level         Advisory        Administration         Total

Cash Fund            $0 - $325             0.33%             0.17%              0.50%
                     Million

                     Above $325            0.43%             0.07%              0.50%
                     Million

Tax-Free Fund        $0 - $95 Million      0.27%             0.13%              0.40%

                     Above $95             0.33%             0.07%              0.40%
                     Million

U.S. Government      $0 - $60 Million      0.27%             0.13%              0.40%
Fund

                     Above $60             0.33%             0.07%              0.40%
                     Million


     A discussion regarding the Trustees' basis for approving the annual renewal of the Investment Advisory Agreements is available in the Trust's semi-annual report to shareholders dated September 30, 2008.

Information about the Adviser and the Administrator

     The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Bank of Hawaii Corporation ("BOH Corp."). BOH Corp. is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. BOH Corp. files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection.


     The Funds' Administrator is a wholly-owned subsidiary of Aquila Management Corporation ("AMC"), founder of each fund in the Aquila Group of Funds, which consists of three money-market funds, seven tax-free municipal bond funds, a high income corporate bond fund and an equity fund. As of June 30, 2009, these funds had aggregate assets of approximately $4.1 billion, of which approximately $1.5 billion consisted of assets of the money-market funds. AMC's address is the same as that of the Administrator. AMC, which was founded in 1984, is currently controlled by Mr. Lacy B. Herrmann and his wife, Mrs. Elizabeth B. Herrmann, directly and through certain trusts. It is anticipated that these arrangements will change such that no individual will hold with the power to vote, directly or indirectly, more than 24.9% of the voting shares of the Administrator.



                            Net Asset Value Per Share


     The net asset value of the shares of each of the Funds' classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange and JPMorgan Chase Bank, N.A. (the "Custodian") are open (a "business day"), by dividing the value of the Fund's net assets (which means the value of the assets less liabilities) allocable to the class by the total number of shares of such class outstanding at the time. The price at which a purchase or redemption of shares is effected is based on the net asset value next calculated after your purchase or redemption order is received in proper form.


     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of the Fund's investments at amortized cost.

     The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases

Opening an Account

     To open a new Service Shares account directly with any Fund, you must send a properly completed New Account Application to PNC Global Investment Servicing (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed New Account Application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

     You can make direct investments in Service Shares in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Government Securities Cash Assets Trust, as the case may be, and mailed to:

     (Specify the name of the Fund)

     Regular Mail Address:
     PNC Global Investment Servicing
     c/o Aquila Group of Funds
     P.O. Box 9823 Providence, RI 02940-8023

     Overnight Mail Address:
     PNC Global Investment Servicing
     c/o Aquila Group of Funds
     101 Sabin Street
     Pawtucket, RI 02860-1247

     2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.


     To ensure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-437-1000 toll-free) and then instruct your bank to wire funds to:


     PNC BANK, NA
     Philadelphia, PA
     ABA No. 0310-0005-3
     Account No. 85-0242-8425

     Your bank's wire instructions should indicate the appropriate Fund as follows:

The Cash Fund:

FFC: Pacific Capital Cash Assets Trust - Service Shares

The Tax-Free Fund:

FFC: Pacific Capital Tax-Free Cash Assets Trust - Service Shares

The Government Securities Fund:

FFC: Pacific Capital U.S. Government Securities Cash Assets Trust -
     Service Shares

     In addition you should supply:

     *    Account name and number (if an existing account)

     * The name in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker/dealers.

     The Funds impose no sales or service charge on purchases of Service Shares, although financial intermediaries may make charges to their customers for their services. The services to be provided and the fees therefor are established by each financial intermediary acting independently; financial intermediaries may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Financial intermediaries are responsible for prompt transmission of orders placed through them.

     Banks may offer an arrangement whereby their customers may invest in Service Shares of any Fund by establishing a "sweep account" with them. A sweep account connects an FDIC-insured checking account with an account with the Funds. When money is transferred out of a checking account for investment in any of the Funds, it is no longer covered by FDIC insurance. Because of the special arrangements for automated purchases and redemptions of Service Shares that sweep accounts involve, certain options or other features described in this Prospectus (such as alternative purchase and redemption procedures, dividend and distribution arrangements or share certificates) may not be available to persons investing through such accounts. Investments through a sweep account are governed by the terms and conditions of the account (including fees and expenses associated with the account), which are typically set forth in agreements and accompanying disclosure statements used to establish the account. You should review copies of these materials before investing in a Fund through a sweep account.

     If you are not investing through a financial intermediary, you should follow these instructions:



                    Opening An Account                                  Adding to an Account

*Make out a check for the investment amount payable to the   *Make out a check for the investment amount payable to
appropriate Fund.                                            the appropriate Fund.

*Complete a New Account Application, which is available      *Fill out the pre-printed stub attached to each Fund's
with the Prospectus or upon request, indicating the          confirmations or supply the name(s) of account
features you wish to authorize.                              owner(s), the account number and the name of the Fund.

*Send your check and completed New Account Application to    *Send your check and account information to your dealer
your dealer or to the Funds' Agent, PNC Global Investment    or to the Funds' Agent, PNC Global Investment
Servicing, or                                                Servicing, or

*Wire funds as described above.                              *Wire funds as described above.

Be sure to supply the name(s) of account owner(s), the account number and the name of the Fund.


     If you make additional investments in Service Shares through an account with a financial intermediary, you will follow the procedures of the financial intermediary, rather than the foregoing.

"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

* Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

* Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

     Before you can transfer funds electronically, the Funds' Agent must have your completed New Account Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor, Aquila Distributors, Inc., or the Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

     If you make additional investments in Service Shares through an account with a financial intermediary, the procedures for such investments will be those provided in connection with the account rather than the foregoing.

"In which states can I buy shares of the Funds?"

     On the date of this Prospectus, Service Shares are available only in:

     Arizona, California, Colorado, Connecticut, Delaware, Florida, Georgia, Hawaii, Illinois, New York, Oregon, Pennsylvania, Rhode Island, South Carolina,
                    Virginia, Washington, Wisconsin and Guam.

 "When are shares issued and dividends declared on them?"

     The Funds issue shares two ways.

     First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will my order become effective under the First Method?"

     The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows:


                                         When will an order received before     When will an order received after
                                         4:00 p.m. on a Business Day be         4:00 p.m. on a Business Day be
Payment Method                           deemed effective?                      deemed effective?

By wire in Federal Funds or Federal      That day.                              Next Business Day.
Reserve Draft.

By wire not in Federal Funds.            4:00 p.m. on the Business Day          4:00 p.m. on the Business Day
                                         converted to Federal Funds (normally   converted to Federal Funds (normally
                                         the next Business Day).                the next Business Day).

By check.                                4:00 p.m. on the Business Day          4:00 p.m. on the Business Day
                                         converted to Federal Funds (normally   converted to Federal Funds (normally
                                         two Business Days for checks on        two Business Days for checks on
                                         banks in the Federal Reserve System,   banks in the Federal Reserve System,
                                         longer for other banks).               longer for other banks).

Automatic Investment.                    The day you specify; if it is not a
                                         Business Day, on the next Business
                                         Day.

Telephone Investment.                    That day.                              Next Business Day.


     All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)

     Second Method - For broker/dealers or banks which have requested that this method be used, to which request a Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be effective under the Second Method?"

     Your purchase order is effective and your funds are deemed available for investment on that day if

     (i) You advise the Agent before 3:30 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund or Government Securities Fund and prior to noon of a dollar amount to be invested in the Tax-Free Fund; and

     (ii) Your payment in Federal Funds is received by wire on that day.

     The second investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker/dealers or banks through which such purchases may be made.

     The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise, redeem those shares first purchased, regardless of the method under which they were purchased.

     Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the New Account Application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death ("TOD") Registration

     The Funds generally permit "transfer on death" ("TOD") registration of shares purchased directly, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker/dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquila Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules. TOD registration may not be available if you invest through a financial intermediary.

                            Redeeming Your Investment

     You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

     There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     If you purchased Service Shares of any Fund through broker/dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests.

How to Redeem Your Investment


By mail, send instructions to:               By telephone, call:                    By FAX, send instructions to:


PNC Global Investment Servicing              800-437-1000 toll-free                 508-599-1838
c/o Aquila Group of Funds
P.O. Box 9823 Providence, RI 02940-8023



For liquidity and convenience, the Funds offer expedited redemption.

Expedited Redemption Methods
(Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in three ways:

     1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

     a) to a Financial Institution account you have previously specified; or

     b) by check in the amount of $50,000 or less, mailed to the name and address on the account from which you are redeeming, provided that neither the name nor the address has changed during the prior 30 days. You may only redeem by check via telephone request once in any seven-day period.

                              Telephoning the Agent

     Whenever you telephone the Agent, please be prepared to supply:

     account name(s) and number

     name of the caller

     the social security number(s) registered to the account

     personal identification.

     Note: Check the accuracy of your confirmation statements immediately upon receipt. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent, PNC Global Investment Servicing, by FAX at 508-599-1838 or by mail to P.O. Box 9823, Providence, RI 02940-8023. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

     account name(s)

     account number

     amount to be redeemed

     any payment directions

     To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the New Account Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and
(3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial Institution account must be identical to the name(s) on the Funds' records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your New Account Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

     You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your New Account Application, or by proper completion of a Ready Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Funds' Agent: (1) blank (unsigned) certificates for Service Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

     To be in "proper form," items (2) and (3) above must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders, such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record.

     Signature Guarantees. If sufficient documentation is on file, we do not require a signature guarantee for redemptions of certificate or non-certificate shares up to $50,000, payable to the record holder, and sent to the address of record. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

     member of a national securities exchange

     U.S. bank or trust company

     state-chartered savings bank

     federally chartered savings and loan association

     foreign bank having a U.S. correspondent bank; or

     participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

     A notary public is not an acceptable signature guarantor.

     Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

     account name(s)

     account number

     dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with a Fund)

     signature(s) of the registered shareholder(s) and

     signature guarantee(s), if required, as indicated above after "Certificate Shares."

"When will I receive the proceeds of my redemption?"

     Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form. Except as described below, payments will normally be sent to your address of record within seven days.


Redemption                           Method of Payment                          Charges

Under $1,000.                        Check.                                     None.

$1,000 or more.                      Check, or wired or transferred             None.
                                     through the Automated Clearing House
                                     to your Financial Institution
                                     account if you so requested on your
                                     New Account Application or Ready
                                     Access Features Form.

Through a broker/dealer.             Check or wire, to your broker/dealer.      None. However, your broker/dealer
                                                                                may charge a fee.


     Although the Funds do not currently intend to, any Fund may impose a charge, up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

         The Funds may delay payment for redemption of shares recently purchased by check (including certified, cashier's or official bank check), Automatic Investment or Telephone Investment for up to 15 days after purchase; however, payment for redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines that an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

     Any Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

     Redemption proceeds may be paid in whole or in part by distribution of a Fund's portfolio securities ("redemption in kind") in conformity with SEC rules. This method will only be used if the Board of Trustees determines that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

     An Automatic Withdrawal Plan, which is available only for shares purchased directly and not for shares purchased through a financial intermediary, allows you to arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                            Distribution Arrangements

Confirmations and Share Certificates

     If you invest in a Fund directly, rather than through a financial intermediary, all purchases and redemptions of Service Shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Fund being purchased (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption Methods described above will not be available and delay and expense may be incurred if you lose the certificates. The Funds will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. Share certificates may not be available to investors who purchase Service Shares through an account with a financial intermediary.

     The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes the Administrator, not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Funds' shares. For the Cash Fund, these payments may not exceed 0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Government Securities Fund, the rate is 0.10 of 1%.

     The second part of each Distribution Plan provides for payments by each Fund out of its assets to broker/dealers, other financial institutions and service providers which have entered into appropriate agreements with the Distributor. The total payments under this part of each Distribution Plan may not exceed 0.25 of 1% of the average annual assets of that Fund represented by its Service Shares. A recipient of such payments may pass on a portion of the payments it receives to other financial institutions or service organizations. Payments are made only from those Fund assets represented by Service Shares. Because these distribution fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in Service Shares.

Frequent Trading

     As stated above, the Funds and the Distributor may reject any order for the purchase of shares. For example, because frequent movement of assets into and out of any Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses, the Board of Trustees of the Funds has determined that the Funds may reject purchase orders, on a temporary or permanent basis, from investors that the Funds are able to determine are exhibiting a pattern of frequent or short-term trading in Fund shares. The Funds may not be able to detect frequent trading by the underlying owners of shares held in omnibus accounts and therefore may not be able effectively to prevent frequent trading in those accounts. Accordingly, there is no guarantee that the Funds will be successful in identifying all investors who engage in excessive trading activity or in curtailing that activity. The Funds' policy on frequent trading extends to purchases through exchanges. (See "Exchange Privilege" above.)

                                    Dividends

     The Funds will declare all of their net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "second" method.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Dividends paid by each Fund with respect to Service Shares and Original Shares (the Fund's other class of shares) will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including payments made by Service Shares under the Distribution Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

     Dividends will be taxable to you as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

     Dividends of each Fund will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.

     You may choose to have all or any part of the payments for dividends or distributions paid in cash. You can elect to have the cash portion of your dividends and distributions deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

     You can make any of these elections on the New Account Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends and distributions in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

     Whether your dividends and distributions are paid in cash or reinvested, you will receive a monthly statement indicating the current status of your investment account.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding at a rate of 28% upon payment of redemptions and dividends.

     The Funds reserve the right to change the dividend and distribution payment option on your account to "reinvest" if mail sent to the address on your account is returned by the post office as "undeliverable" and you have elected to have your account dividends and/or distributions paid in cash. In such event, the Funds would then purchase additional shares of the Funds with any dividend or distribution payments that are "undeliverable". In order to change the option back to "cash", you would need to send the Agent written instructions as described above.


                                 Tax Information

Tax Information Concerning the Tax-Free Fund

     The Tax-Free Fund seeks to pay "exempt-interest dividends." These are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations. Such dividends are exempt from regular Federal income tax. The Fund will allocate exempt-interest dividends by applying one designated percentage to all income dividends it declares during its tax year. It will normally make this designation in the first month following its fiscal year end for dividends paid in the prior year.

     Some portion of the Tax-Free Fund's distributions may be taxable. A shareholder receiving a dividend, for example, from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends, in addition to capital gains distributions, are not included in exempt-interest dividends. Although exempt-interest dividends are not subject to regular Federal income tax, each taxpayer must report the total amount of tax-exempt interest (including exempt-interest dividends from the Tax-Free Fund) received or acquired during the year. Exempt-interest dividends are taken into account in determining the taxable portion of any Social Security or Railroad Retirement benefit you or your spouse receives.

     Under the Internal Revenue Code, interest on loans incurred by shareholders to enable them to purchase or carry shares of the Tax-Free Fund may not be deducted for regular Federal tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     If you, or someone related to you, is a "substantial user" of facilities financed by industrial development or private activity bonds, you should consult your own tax adviser before purchasing shares of the Tax-Free Fund.

     Interest from all Municipal Obligations is tax-exempt for purposes of computing the shareholder's regular Federal tax. However, interest from so-called private activity bonds issued after August 7, 1986, constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax ("AMT"). Whether or not that computation will result in a tax will depend on the entire content of your return. The Tax-Free Fund will not invest more than 20% of its assets in the types of Municipal Obligations that pay interest subject to AMT. The 20% limit is a fundamental policy of the Tax-Free Fund; it cannot be changed without shareholder approval. An adjustment required by the Internal Revenue Code will tend to make it more likely that corporate shareholders will be subject to AMT. They should consult their tax advisers.

Hawaiian Tax Information


     Dividends and distributions made by the Tax-Free Fund to Hawaii residents may be treated for Hawaii income tax purposes in the same manner as they are treated under the Internal Revenue Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 2008, 2007 and 2006, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 37.59%, 30.69% and 25.68% respectively, which should not be considered predictive of future results.


     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks (other than a national banking association), building and loan associations, financial services loan companies, financial corporations, and small business investment companies, trust companies, mortgage loan companies, financial holding companies, development companies, and subsidiaries, located or doing business in Hawaii.

     Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

     Shareholders of the Fund should consult their tax advisers about other state and local tax consequences of their investment in the Fund.

Hawaiian Tax Information Concerning the Government Securities Fund


     The Director of Taxation of Hawaii has stated to the Government Securities Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 2008, 2007 and 2006, the percentage of the Government Securities Fund's dividends exempt from State of Hawaii income taxes was 99.58%, 99.93% and 99.85% respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.

                                 Pacific Capital
                                Cash Assets Trust

                                 Service Shares

                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP (independent registered public accounting firm), whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.



                                                                          SERVICE SHARES
                                                  ----------------------------------------------------------------
                                                                        Year Ended March 31,
                                                  ----------------------------------------------------------------
                                                    2009          2008          2007          2006           2005
                                                  --------      --------      --------      --------      --------
Net asset value, beginning of period .............$   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                  --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income ..........................   0.012         0.040+        0.044+        0.029+        0.011+
                                                  --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ...........  (0.012)       (0.040)       (0.044)       (0.029)       (0.011)
                                                  --------      --------      --------      --------      --------
Net asset value, end of period ...................$   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                  ========      ========      ========      ========      ========
Total return .....................................    1.18%         4.09%         4.49%         2.94%         1.11%
Ratios/supplemental data
  Net assets, end of period (in millions) ........$    129      $    141      $    166      $    169      $    166
  Ratio of expenses to average net assets ........    0.82%         0.82%         0.82%         0.83%         0.61%
  Ratio of net investment income to
    average net assets ...........................    1.20%         3.98%         4.40%         2.91%         1.12%

The expense and net investment income ratios without the effect of the 2005
Adviser's and Administrator's contractual caps on fees and the 2009 waiver of a portion of distribution fees were:

  Ratio of expenses to average net assets ........    0.82%           ++            ++            ++          0.81%
  Ratio of net investment income to
    average net assets ...........................    1.20%           ++            ++            ++          0.91%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ........    0.82%0          0.81%         0.81%        0.83%       0.61%*



----------
+     Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
0     Net of waiver of a portion of distribution fees.
*     Net of contractual caps on fees.

                                 Pacific Capital
                           Tax-Free Cash Assets Trust

                                 Service Shares

                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP (independent registered public accounting firm), whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.


                                                                       SERVICE SHARES
                                              ------------------------------------------------------------
                                                                    Year Ended March 31,
                                              ----------------------------------------------------------------
                                                2009          2008          2007          2006          2005
                                              --------      --------      --------      --------      --------
Net asset value, beginning of period ........ $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income .....................    0.011         0.026+        0.028+        0.019+        0.009+
                                              --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ......   (0.011)       (0.026)       (0.028)       (0.019)       (0.009)
                                              --------      --------      --------      --------      --------
Net asset value, end of period .............. $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              ========      ========      ========      ========      ========
Total return ................................     1.10%         2.64%         2.83%         1.96%         0.90%
Ratios/supplemental data
  Net assets, end of period (in millions) ... $     70      $     71      $     88      $     93      $     72
  Ratio of expenses to average net assets ...     0.73%         0.72%         0.75%         0.75%         0.53%
  Ratio of net investment income to
    average net assets ......................     1.10%         2.55%         2.78%         1.94%         0.92%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees and the waiver of a portion of distribution fees were:

  Ratio of expenses to average net assets ...     0.74%           ++            ++            ++          0.75%
  Ratio of net investment income to
    average net assets ......................     1.09%           ++            ++            ++          0.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ...     0.73%*        0.72%         0.75%         0.75%         0.53%*

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    No reduction in the Adviser's and the Administrator's fees was required during the period.
*     Net of contractual caps on fees.

                                 Pacific Capital
                  U. S. Government Securities Cash Assets Trust

                                 Service Shares

                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Service Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP (independent registered public accounting firm), whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.


                                                                          SERVICE SHARES
                                              ----------------------------------------------------------------
                                                                    Year Ended March 31,
                                              ----------------------------------------------------------------
                                                2009          2008          2007          2006          2005
                                              --------      --------      --------      --------      --------
Net asset value, beginning of period ........ $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income .....................    0.008         0.040+        0.045+        0.030+        0.012+
                                              --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ......   (0.008)       (0.040)       (0.045)       (0.030)       (0.012)
                                              --------      --------      --------      --------      --------
Net asset value, end of period .............. $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                              ========      ========      ========      ========      ========
Total return ................................     0.84%         4.04%         4.54%         3.00%         1.16%
Ratios/supplemental data
  Net assets, end of period (in millions) ... $    325      $  1,099      $  1,079      $    887      $    578
  Ratio of expenses to average net assets ...     0.64%         0.68%         0.69%         0.70%         0.52%
  Ratio of net investment income to
    average net assets ......................     1.00%         3.93%         4.46%         3.02%         1.16%

The expense and net investment income ratios without the effect of Adviser's and Administrator's contractual caps on fees and/or 2009 voluntary waiver of a portion of distribution fees were:

  Ratio of expenses to average net assets ...     0.71%           ++            ++            ++          0.70%
  Ratio of net investment income to
    average net assets ......................     0.92%           ++            ++            ++          0.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ...     0.64%*0       0.68%         0.69%         0.70%         0.52%*

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
*     Net of contractual caps on fees.
0 Net of voluntary waiver of Adviser's and Administrator's fees and/or waiver of a portion of distribution fees.

[Inside Back Cover]

Investment Adviser
Asset Management Group of
Bank of Hawaii
P.O. Box 3170 Honolulu, Hawaii 96802

Administrator
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

Chairman Emeritus and Founder
Lacy B. Herrmann

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
Sherri Foster, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer And Shareholder Servicing Agent
PNC Global Investment Servicing
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, Pennsylvania 19103

Counsel
Butzel Long, a professional corporation
380 Madison Avenue
New York, New York 10017

This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus and is therefore legally a part of this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.


You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request, by calling 800-437-1020 (toll-free) or by visiting the Funds' website at www.aquilafunds.com.


In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database at the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-4066

                                     Pacific
                                Capital Funds(R)
                                       of
                                Cash Assets Trust

                       Pacific Capital Cash Assets Trust
                   Pacific Capital Tax-Free Cash Assets Trust
          Pacific Capital U.S. Government Securities Cash Assets Trust

                               A cash management
                                   investment

                                     [LOGO]

                                   PROSPECTUS

                                 Service Shares


       To make shareholder account inquiries, call the Funds' Shareholder
                              Servicing Agent at:


                             800-437-1000 toll-free


                               or you can write to

                         PNC Global Investment Servicing
                                101 Sabin Street
                            Pawtucket, RI 02860-1427


                       Ticker Symbol      CUSIP #

PCCAT                  CASXX              14754H408
PCTFCAT                TFAXX              14754H507
PCUSGSCAT              UCSXX              14754H606

        This Prospectus should be read and retained for future reference

                                     Pacific
                                Capital Funds(R)
                                       of
                                CASH ASSETS TRUST

                        Pacific Capital Cash Assets Trust
                   Pacific Capital Tax-Free Cash Assets Trust
          Pacific Capital U.S. Government Securities Cash Assets Trust

                         380 Madison Avenue, Suite 2300
                               New York, NY 10017


                                  212-697-6666
                                 or 800-437-1020





Statement of Additional Information                                July 31, 2009




         This Statement of Additional Information (the "SAI") has been incorporated by reference into the Prospectuses for the Funds. It relates to Cash Assets Trust (the "Trust") which has three separate funds, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust (each a "Fund" and collectively, the "Funds"). There are two Prospectuses for the Funds dated July 31, 2009: one for Original Class Shares ("Original Shares"), the other for Service Class Shares ("Service Shares") of the Funds. References in this SAI to "the Prospectus" refer to either of these Prospectuses. The SAI is not a prospectus and should be read in conjunction with either or both Prospectuses.



            Prospectuses may be obtained from the Fund's Distributor,
                           Aquila Distributors, Inc.,

                         380 Madison Avenue, Suite 2300
                               New York, NY 10017


                             800-437-1020 toll-free
                                 or 212-697-6666



Financial Statements


         The financial statements for each Fund for the year ended March 31, 2009, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into this SAI. Those financial statements have been audited by Tait, Weller & Baker LLP, the Trust's independent registered public accounting firm, whose report thereon is incorporated herein by reference. The Annual Report of each Fund can be obtained without charge by calling the toll-free number listed above. The Annual Report will be delivered with the SAI.

TABLE OF CONTENTS



 Trust History...............................................................
 Investment Strategies and Risks.............................................
 Policies of the Funds.......................................................
 Management of the Funds.....................................................
 Ownership of Securities.....................................................
 Investment Advisory and Other Services......................................
 Brokerage Allocation and Other Practices....................................
 Capital Stock...............................................................
 Purchase, Redemption, and Pricing of Shares.................................
 Exchange Privileges.........................................................
 Taxation of the Trust.......................................................
 Underwriter.................................................................
 Appendix A..................................................................

                                CASH ASSETS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                  Trust History

         Cash Assets Trust (the "Trust") is a Massachusetts business trust. It is an open-end, non-diversified management investment company formed in 1984. The Trust consists of three separate funds: Pacific Capital Cash Assets Trust (the "Cash Fund"), Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund") and Pacific Capital U.S. Government Securities Cash Assets Trust (the "Government Securities Fund"). They are collectively referred to as the "Funds." Until April 1, 1998, the Government Securities Fund was called the Treasuries Fund.

                         Investment Strategies and Risks

         The investment objective and policies of each Fund are described in the Prospectuses, which refer to the investments and investment methods described below.

Additional Information About the Cash Fund's Investments

         Under the current management policies, the Cash Fund invests only in the following types of obligations:

         (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         (2) Bank Obligations and Instruments Secured by Them: Bank obligations
(i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks; (ii) of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. ("Banks" includes commercial banks, savings banks and savings and loan associations.)

         (3) Commercial Paper: Short-term corporate debt.

         (4) Corporate Debt Obligations: Debt obligations issued by corporations (for example, bonds and debentures). Debentures are a form of unsecured debt issued by corporations.

         (5) Variable Amount Master Demand Notes: Variable amount master demand notes repayable on not more than 30 days' notice. These notes permit the investment of fluctuating amounts by the Cash Fund at varying rates of interest pursuant to direct arrangements between the Cash Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

         (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

         (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more nationally recognized statistical rating organizations ("NRSROs").

         (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Cash Fund's total assets, less liabilities other than the obligations created by when-issued commitments. When-issued securities are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price.

         (9) The Cash Fund may purchase shares of investment companies with money-market portfolios.

Further Information About Variable Amount Master Demand Notes

         Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Except for those notes which are payable at principal amount plus accrued interest within seven days after demand, such notes fall within the SEC's overall 10% limitation on securities with possible limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be "First Tier Securities" (as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and in connection with such purchases and on an ongoing basis, Asset Management Group of the Bank of Hawaii (the "Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes as such are not typically rated by credit rating agencies and if not so rated the Fund may, under its minimum rating standards, invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Fund can invest.

Information About Insured Bank Obligations


         The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and savings institutions (collectively herein, "banks") up to $250,000. The Cash Fund may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand, or the Board of Trustees determines that a readily available market exists for such obligations, the Cash Fund and the Tax-Free Fund will invest in them only within a 10% limit for each Fund.


Information about Certain Other Obligations

         The Cash Fund may purchase obligations other than those listed in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest or a corporation in whose commercial paper it may invest. If any such guarantee is unconditional and is itself an "Eligible Security" (as defined in Rule 2a-7), the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an "Eligible Security" and meets all other applicable requirements of Rule 2a-7. As of the date of the SAI the Cash Fund does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Cash Fund invests in these assets, they will be identified in the Prospectus and described in the SAI.

Additional Information Regarding Municipal Obligations
Which The Tax-Free Fund May Purchase

Municipal Notes

         The Tax-Free Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs"), and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

Municipal Bonds

         The two principal classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or projects or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy unlimited general taxes. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general financial conditions, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Other Information

         Since the Tax-Free Fund may invest in industrial development bonds or private activity bonds, the Tax-Free Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by those industrial development bonds or private activity bonds or for investors who are "related persons" of such users. Generally, an individual will not be a "related person" under the Internal Revenue Code unless such investor or his or her immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50 percent of the equity of a corporation or is a partner of a partnership which is a "substantial user" of a facility financed from the proceeds of "industrial development bonds" or "private activity bonds". A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of [a] facility" financed from the proceeds of industrial development bonds or private activity bonds.

         Under the Tax Reform Act of 1986, there are certain Municipal Obligations the interest on which is subject to the Federal alternative minimum tax on individuals. While the Tax-Free Fund may purchase these obligations, it may, on the other hand, refrain from purchasing them due to this tax consequence. Also the Tax-Free Fund will not purchase Municipal Obligations the interest on which is not exempt from regular Federal income taxes. The foregoing may narrow the number of Municipal Obligations available to the Tax-Free Fund.

         The Tax-Free Fund may enter into puts with banks or broker-dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Tax-Free Fund to exercise a put will depend on the ability of the bank or broker-dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker-dealer should default on its obligation to purchase an underlying security, the Tax-Free Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         The Tax-Free Fund may enter into certain puts solely to maintain liquidity and will not exercise its rights thereunder for trading purposes. The puts will be only for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Tax-Free Fund of the underlying security. The actual put will be valued at zero in determining net asset value. Where the Tax-Free Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Tax-Free Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a Municipal Obligation purchased by the Tax-Free Fund will not be considered shortened by any such put to which the obligation is subject.

         The right of the Tax-Free Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Tax-Free Fund, although the Tax-Free Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Tax-Free Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).


Additional Information About the Hawaii Economy

         The following material has been excerpted from the Hawaii State Department of Business, Economic Development and Tourism ("DBEDT") Second Quarter 2009 Quarterly Statistical and Economic Reports ("QSER") or otherwise prepared by DBEDT, some of which may be found at http://www.hawaii.gov/dbedt/. Unless otherwise stated, the following information is historical, estimated figures are used only when the definitive figures are unavailable. Unless otherwise specifically stated, all references to years and quarters in the following information are to calendar years and calendar quarters, respectively. The text refers to certain enumerated tables found under "GENERAL ECONOMIC INFORMATION." Following descriptions of the various components of the State's economy and DBEDT's outlook for the economy, there is a brief description of the impact of these components on the State's fiscal position.

         DBEDT's latest forecast for the State's nominal Gross Domestic Product ("GDP") (the value of all goods and services produced within the State, formerly called the Gross State Product or "GSP") growth in 2009 is 0.1%. In real terms (adjusting for inflation), DBEDT predicts the 2009 State's GDP growth to be negative 1.6% over 2008.

State of the Economy

         Hawaii's economy continued to slow through the first quarter of 2009, primarily the result of worsening national economic conditions and the decline of visitor industry activity in the state. Wage and salary jobs in the first quarter decreased from the year before, as gains in government jobs were more than offset by job losses in the private sectors. Among the private sectors, only Health Care and Social Assistance, and Educational Services showed positive job growth in the first quarter of 2009. Total civilian employment also decreased significantly in the first quarter of 2009 from the year before; combined with a much lower decrease in civilian labor force, resulted in an increase in the number of unemployed and the unemployment rate from the same quarter in 2008. Visitor arrivals, visitor expenditures, new private building authorizations, government contracts awarded, and total tax collections distributed to the State general fund revenues all declined for the quarter.

         According to the most recent data available, in the fourth quarter of 2008, total personal income before adjusting for inflation increased $1,289 million or 2.5% from the same quarter of 2007. The sharpest growth was in Personal Current Transfer Receipts (11.6%), followed by Supplements to Wages and Salaries (4.0%), and Wage and Salary Disbursements (1.6%). Proprietors' income decreased 3.5%, and Dividends, Interest, and Rent also decreased 1.0%. Contributions for Government Social Insurance, which is subtracted from personal income, increased 2.1%.

         In the second half of 2008, Honolulu's consumer price index ("CPI") increased 3.6%, 1.3 percentage points lower than the increase in the first half of 2008. In 2008, Honolulu's CPI increased 4.3% from the previous year, which was lower than a 4.9% increase in 2007, but higher than a 3.8% rise for the U.S. CPI in 2008.

         In the first quarter of 2009, total tax collections distributed to the State general fund totaled $954.1 million, a $184.5 million or 16.2% decrease over the first quarter of 2008. For the first 10 months of the current fiscal year, General Fund revenue collections decreased by $254.1 million or 6.8% when compared to the same period in fiscal year 2008. General Excise and Use Tax
(GET) revenues in the first quarter of 2009 totaled $589.9 million, a decrease of $88.6 million or 13.1% from the first quarter of 2008. GET revenues for the first 10 months of fiscal year 2009 have decreased by 7.4% from the same period of fiscal year 2008. Net Individual Income Tax revenues increased $70.9 million or 21.1% to $265.5 million during the first quarter of 2009, but are down 5.1% for year-todate fiscal year 2009 from the same period of fiscal year 2008. Transient Accommodations Tax (TAT) revenues were down $9.7 million or 15.7% for the first quarter of 2009 and were down 9.4% for the first 10 months of fiscal year 2009 in comparison with the same period of fiscal year 2008. In 2008, State general fund tax revenues totaled $4,611.2 million, down $71.8 million or 1.5% from 2007.

         In the first quarter of 2009, total number of visitors arriving by air to Hawaii decreased 14.4%; the overall, average daily census decreased 12.6%; and the nominal visitor expenditures by air decreased 17.9%, compared to the same quarter last year. Average hotel occupancy rate was down 10.4 percentage points to 66.9% in the first quarter from a year earlier.

         The indicators of Hawaii's construction industry were mostly negative. In the first quarter of 2009, construction jobs showed a significant decline from the previous year's comparable quarter, down 10.3% or 4,000 jobs. The value of private building authorizations decreased $199.0 million or 26.8% compared to the same quarter of 2008. The value of government contracts awarded also decreased $28.9 million or 14.8% in the first quarter.

         In the existing housing market, for both single-family and condominium units, the median resale prices and the numbers of units resold were down in the first quarter of 2009 compared to the same quarter last year.

Outlook for the Economy

         Based on sharper declines now forecast for the national and international economies in the year of 2009, DBEDT has lowered its forecast for Hawaii's economy in 2009 and 2010. Assuming national growth turns positive in 2010, Hawaii's economy is also expected to stabilize in 2010 and modest growth by 2011. Real personal income, total wage and salary jobs, and State real GDP are all forecast to show negative growth in 2009. Visitor arrivals are expected to decrease 5.9% in 2009 and to increase 1.2% in 2010.

         Nominal personal income growth rates for 2009 and 2010 are forecast at 0.1% and 1.5%, respectively. Real personal income growth rates for 2009 and 2010 are expected to be negative 1.1% and 0.0%, respectively, after deflating the nominal values by the Honolulu's CPI-U. Honolulu's CPI is expected to rise 1.2% in 2009 and 1.5% in 2010.

         In 2008, Hawaii's GDP is estimated to increase 3.0% in nominal terms and 0.3% in real terms. Real GDP growth is projected to be negative 1.6% and positive 0.4%, respectively, in 2009 and 2010.

         The future outlook for Hawaii's economy is linked to the U.S. and Japanese economies. According to the May 2009 Blue Chip Economic Consensus Forecasts, U.S. real GDP growth is expected to be negative 2.8% in 2009 and positive 1.9% in 2010. For Japan, real GDP growth is projected to be negative 5.9% in 2009 and positive 0.8% in 2010. The latest forecast for U.S. consumer price inflation is negative 0.8% for 2009 and positive 1.7% for 2010.

         Based on latest data and the outlook in coming months, in 2009 total visitor arrivals, total visitor days, and total nominal (current dollar) visitor expenditures are expected to decline 5.9%, 3.4%, and 7.9%, respectively. For 2010, visitor arrivals, visitor days, and visitor expenditures are predicted to increase 1.2%, 0.2%, and 5.2%, respectively, from 2009.

         Major indicators of construction activity for 2008 and the first quarter of 2009 suggest slower construction activity in Hawaii in the near future. Increases in the value of government contracts awarded in 2008 were more than countered by declines in the value of private building authorizations. In the first quarter of 2009, the value of government contracts awarded also decreased compared to the same quarter of 2008.


Additional Information About Other Investments The Tax-Free Fund Can Make

Temporary Taxable Investments

         The Tax-Free Fund may invest the proceeds of the sale of shares or the sale of Municipal Obligations in Taxable Obligations pending investment in Municipal Obligations. The Tax-Free Fund may also enter into repurchase agreements as to Taxable Obligations.

         As a fundamental policy, under normal market conditions the Tax-Free Fund may not purchase Taxable Obligations if thereafter more than 20% of its net assets would consist of such obligations or cash, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Municipal Obligations.

         Under current management policies the Taxable Obligations which the Tax-Free Fund may purchase are:

         Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; commercial paper obligations and bank obligations (i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks; or (ii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. "Bank" includes commercial banks, savings banks and savings and loan associations.


Tender Option Bond Inverse Floaters

         The Tax-Free Fund can invest, under appropriate market conditions, in certain derivative instruments known as "inverse floaters" that are offered via "tender option bond" programs ("Tender Option Bond Inverse Floaters"). Although volatile, these instruments typically offer the potential for yields exceeding the yields available on comparable fixed-rate municipal bonds.

         Tender option bonds and their related inverse floaters are municipal-bond-derivative securities that provide for tax-free income at variable rates. The Tax-Free Fund will use tender option bond programs that employ high quality longer-term municipal bonds of Hawaiian issuers to the extent that obligations of desired quality, maturity and interest rate are available; otherwise it will use programs employing similar obligations of non-Hawaii issuers. These obligations are held in a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed-upon intervals. These "tender option bonds" are eligible securities for municipal money market fund investments. A second class of investors has a residual income interest (earning the income produced by the underlying bonds net of program costs and of the variable income paid to the holders of the tender option bonds) and bears the risk that the underlying bonds decline in value due to changes in market interest rates. Both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit or structural events. The value of the residual interest, the Tender Option Bond Inverse Floater, is accordingly generally more volatile than that of a fixed-rate municipal bond.

         There are risks associated with Tender Option Bond Inverse Floaters. Tender Option Bond Inverse Floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest rate received when short-term interest rates rise and increase the interest received when short-term rates fall. For these reasons, Tender Option Bond Inverse Floaters tend to underperform the market for fixed-rate municipal bonds in a rising interest rate environment due to the risk of reduced or eliminated interest payments on Tender Option Bond Inverse Floaters, but tend to outperform the market for fixed-rate municipal bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency.

         The Trustees will authorize the purchase of Tender Option Bond Inverse Floaters only when they are satisfied that technical issues concerning investment in these securities, such as custody and pricing, have been appropriately addressed.


Floating and Variable Rate Instruments

         The Tax-Free Fund may purchase obligations with a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the Tax-Free Fund to tender them back to the issuer at par value prior to maturity. The Adviser will monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

         To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the regulatory restriction that a money-market fund may not invest an amount equal to more than 10% of the current value of its net assets in securities that are illiquid.

Repurchase Agreements

         The Tax-Free Fund may purchase securities subject to repurchase agreements provided that such securities are otherwise eligible for purchase by the Fund; it is the Tax-Free Fund's current policy to use for repurchase agreements only collateral that consists entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers.

Loans of Portfolio Securities

         The Tax-Free Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (brokers, dealers and certain financial institutions) to increase its income. The Tax-Free Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Tax-Free Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

Shares of Investment Companies

         The Tax-Free Fund may purchase shares of investment companies with money market portfolios consisting only of Municipal Obligations.


Additional Information About Investments That the Funds Can Make


Ratings

         The ratings assigned by nationally recognized statistical rating organizations ("NRSROs") represent their opinions of the quality of the debt securities which they undertake to rate. Ratings are general and not absolute standards of quality; consequently, obligations with the same maturity, stated interest rate and rating may have different yields, while obligations of the same maturity and stated interest rate with different ratings may have the same yield. See Appendix A to this SAI for further information about the ratings of NRSROs as to the various rated Municipal Obligations and Taxable Obligations which the Tax-Free Fund may purchase.

U.S. Government Securities

         All of the Funds may invest in U.S Government securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), which include securities issued by the U.S. Government, such as Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.


         The Funds may invest in securities of U.S. government agencies and instrumentalities that issue or guarantee securities. These include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association, Tennessee Valley Authority and Federal Deposit Insurance Corporation.


         The Government Securities Fund may purchase shares of investment companies with money-market portfolios which consist only of U.S. government securities.

Turnover

         In general, the Funds will purchase securities with the expectation of holding them to maturity. However, the Funds may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Funds may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Funds will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Funds invest. (In the usual calculation of portfolio turnover, securities of the type in which the Funds invests are excluded; consequently, the high turnover which the Funds will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

         The Cash Fund and the Tax-Free Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time that either Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Cash Fund and the Tax-Free Fund will make commitments for such when-issued transactions only when they have the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. No income accrues to the purchaser prior to issuance. Purchasing securities on a when-issued basis is a form of leverage and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss in the value of the investment at the time of delivery. The Cash Fund and the Tax-Free Fund will each maintain with the Custodian and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Cash Fund and the Tax-Free Fund will each meet their obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Cash Fund or the Tax-Free Fund chooses to dispose of any right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Neither the Cash Fund nor the Tax-Free Fund may enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.

Shares of Investment Companies


         The Funds will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which any Fund invests may have a distribution plan under which it may pay for distribution expenses or services. The Funds will purchase shares only of investment companies with high-quality portfolios which the Adviser, pursuant to procedures approved by the Board of Trustees, determines present minimal credit risks. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which a Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of any Fund so invested. Each Fund may invest in money-market funds without regard to certain restrictions that apply to investments in investment companies that are not money-market funds. Those restrictions are that a Fund may not invest in the shares of an investment company which is not a money-market fund if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; and it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.


Diversification and Certain Industry Requirements

         The Cash Fund has a rule under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Fund considers the industry of the issuer to be that of the related operating company.

                              Policies of the Funds

Investment Restrictions

         Each Fund has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the 1940 Act, of the outstanding shares of that Fund vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of a Fund means the vote of the holders of the lesser of (a) 67% or more of the dollar value of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of the dollar value of its shares are so present or represented, or (b) more than 50% of the dollar value of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

         Investment Restrictions of the Cash Fund

         The following restrictions on the Cash Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Cash Fund.

         1. The Cash Fund has diversification and anti-concentration requirements.

         The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

         The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, Rule 2a-7 limits investment in "Second Tier" Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

         The Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry; U.S. Government securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

         2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

         The Cash Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and also can enter into repurchase agreements. The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

         3. The Cash Fund can borrow only in limited amounts for special purposes.

         The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Cash Fund's income. The Cash Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets.

         4. Almost all of the Cash Fund's assets must be in established companies.

         Only 5% of the Cash Fund's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

         Investment Restrictions of the Tax-Free Fund

         The following restrictions on the Tax-Free Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Tax-Free Fund.

         1. The Tax-Free Fund has anti-concentration requirements.

         The Tax-Free Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be of issuers in that industry; Municipal Obligations, U.S. Government obligations and those bank obligations and instruments of domestic banks which the Fund may purchase are considered as not included in this limit, except that the Fund will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

         2. The Tax-Free Fund can make loans only by lending securities or entering into repurchase agreements.

         The Tax-Free Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Tax-Free Fund can lend its portfolio securities and enter into repurchase agreements.

         3. The Tax-Free Fund can borrow only in limited amounts for special purposes.

         The Tax-Free Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. The Tax-Free Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its total assets.

         Investment Restrictions of the Government Securities Fund

         The following restrictions on the Government Securities Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Government Securities Fund.

         1. The Government Securities Fund can make loans only by lending securities or entering into repurchase agreements.

         The Government Securities Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Government Securities Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements. The Government Securities Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Government Securities Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

         2. The Government Securities Fund can borrow only in limited amounts for special purposes.

         The Government Securities Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Government Securities Fund's income. The Government Securities Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets.

         Restrictions Applicable to all of the Funds

         1. The Funds invest only in certain limited securities.

         The Funds cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, or any warrants, puts, calls or combinations thereof, except that the Tax-Free Fund may purchase Municipal Obligations with put rights in order to maintain liquidity.

         The Cash Fund and the Tax-Free Fund cannot purchase or hold the securities of any issuer if, to their knowledge, any Trustee, Director or officer of the Fund or its Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.

         The Cash Fund and the Tax-Free Fund cannot buy real estate or any non-liquid interests in real estate investment trusts; however, they can buy any securities which they could otherwise buy even though the issuer invests in real estate or interests in real estate.

         2. The Funds do not buy for control.

         The Funds cannot invest for the purpose of exercising control or management of other companies. This restriction is not applicable to the Government Securities Fund.

         3. The Funds do not sell securities they do not own or borrow from brokers to buy securities.

         Thus, they cannot sell short or buy on margin.

         4. The Funds are not underwriters.

         The Funds cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, they cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.


         5. Except in connection with borrowings, the Funds will not issue senior securities.


                             Management of the Funds

The Board of Trustees


         The business and affairs of each Fund are managed under the direction and control of the Board of Trustees of the Trust. The Board of Trustees has authority over every aspect of the Funds' operations, including approval of the advisory agreements and their annual renewal, the contracts with all other service providers and payments under each Fund's Distribution Plan and Shareholder Services Plan. The Trust has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Trust. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Trust's internal accounting procedures and controls. The Audit Committee had two meetings during the last fiscal year.


         The Trust has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Administrator at 380 Madison Avenue, New York, NY 10017.

Trustees and Officers

         The following material includes information about each Trustee and officer and the Chairman Emeritus of the Trust:

                                                                           Number of
                                                                           Portfolios     Other Directorships
                          Positions Held                                   in Fund        Held by Trustee
                          with Trust and                                   Complex(4)     (The position held is
Name, Address(1)(2)       Length of         Principal Occupation(s)        Overseen by    a directorship unless
and Date of Birth         Service(3)        During Past 5 Years            Trustee        indicated otherwise.)

Interested
Trustee (5)

Diana P. Herrmann         Vice Chair of     Vice Chair and Chief Executive     12         ICI Mutual Insurance Company
New York, NY              the Board of      Officer of Aquila Management
(02/25/58)                Trustees since    Corporation, Founder of the
                          2003, President   Aquila Group of Funds(6) and
                          since 1998 and    parent of Aquila Investment
                          Trustee since     Management LLC, Administrator
                          2004              since 2004, President since
                                            1997, Chief Operating Officer,
                                            1997-2008, a Director since
                                            1984, Secretary since 1986 and
                                            previously its Executive Vice
                                            President, Senior Vice President
                                            or Vice President, 1986-1997;
                                            Chief Executive Officer and Vice
                                            Chair since 2004, President and
                                            Manager of the Administrator
                                            since 2003, and Chief Operating
                                            Officer of the Administrator,
                                            2003-2008; Chair, Vice Chair,
                                            President, Executive Vice
                                            President or Senior Vice
                                            President of funds in the Aquila
                                            Group of Funds since 1986;
                                            Director of the Distributor
                                            since 1997; Governor, Investment
                                            Company Institute (a trade
                                            organization for the U.S. mutual
                                            fund industry dedicated to
                                            protecting shareholder interests
                                            and educating the public about
                                            investing) and head of its Small
                                            Funds Committee since 2004;
                                            active in charitable and
                                            volunteer organizations.

Non-interested Trustees

Theodore T. Mason         Chair of the      Executive Director, East Wind      8          None
New York, NY              Board of          Power Partners LTD since 1994
(11/24/35)                Trustees since    and Louisiana Power Partners,
                          2004 and          1999-2003; Trustee, Premier VIT,
                          Trustee since     2000-2009; Treasurer, Fort
                          1984              Schuyler Maritime Alumni
                                            Association, Inc., successor to
                                            Alumni Association of SUNY
                                            Maritime College, since 2004
                                            (President, 2002-2003, First
                                            Vice President, 2000-2001,
                                            Second Vice President,
                                            1998-2000) and director of the
                                            same organization since 1997;
                                            Director, STCM Management
                                            Company, Inc., 1973-2004; twice
                                            national officer of Naval
                                            Reserve Association, Commanding
                                            Officer of four naval reserve
                                            units and Captain, USNR (Ret);
                                            director, The Navy League of the
                                            United States New York Council
                                            since 2002; trustee, The
                                            Maritime Industry Museum at Fort
                                            Schuyler, 2000-2004; and Fort
                                            Schuyler Maritime Foundation,
                                            Inc., successor to the Maritime
                                            College at Fort Schuyler
                                            Foundation, Inc., since 2000.

Thomas W. Courtney        Trustee           President, Courtney Associates,    5          None
Sewickley, PA             since 1984        Inc., a venture capital firm,
(08/17/33) since 1988.

Stanley W. Hong           Trustee since     President, Waste Management of     4          Trustee, Pacific Capital
Honolulu, HI              1993              Hawaii, Inc. and Corporate Vice               Funds(R), which includes 12 bond
(04/05/36)                                  President - Hawaii Area for                   and stock funds; First
                                            Waste Management, Inc.,                       Insurance Co. of Hawaii, Ltd.,
                                            2001-2005; Trustee, The King                  Lanihau Properties, Ltd., The
                                            William Charles Lunalilo Trust                Westye Group - West (Hawaii),
                                            Estate since 2001; President and              Inc., Heald Education LLC.
                                            Chief Executive Officer, The
                                            Chamber of Commerce of Hawaii,
                                            1996-2001; Director PBS - Hawaii
                                            Foundation since 1998; Regent,
                                            Chaminade University of Honolulu
                                            since 1991; Trustee, the Nature
                                            Conservancy of Hawaii since 1998;
                                            Trustee, Child and Family Service
                                            since 2005; Director, The East West
                                            Center Foundation since 2006; St.
                                            Louis School since 2007; and a
                                            director of other corporate and
                                            community organizations.

Russell K. Okata          Trustee since     Executive Director, Hawaii         5          Trustee, Pacific Capital
Honolulu, HI              1993              Government Employees Association              Funds(R), which includes 12 bond
(03/22/44)                                  AFSCME Local 152, AFL-CIO                     and stock funds.
                                            1981-2007; International Vice
                                            President, American Federation of
                                            State, County and Municipal
                                            Employees, AFL-CIO 1981-2007;
                                            director of various civic and
                                            charitable organizations.

Douglas Philpotts         Trustee since     Retired; formerly director,        4          Trustee, Pacific Capital
Honolulu, HI              1992              Chairman of the Board and                     Funds(R), which includes 12 bond
(11/21/31)                                  President of Hawaiian Trust                   and stock funds.
                                            Company, Limited, a predecessor of
                                            The Asset Management Group of Bank
                                            of Hawaii; present or former
                                            director of various Hawaii-based
                                            civic and charitable organizations.

Oswald K. Stender         Trustee since     Director, Hawaiian Electric        4          Trustee, Pacific Capital
Honolulu, HI              1993              Industries, Inc., a public                    Funds(R), which includes 12 bond
(10/08/31)                                  utility holding company,                      and stock funds; director,
                                            1993-2004; trustee, the Bernice               Grace Pacific Corporation, an
                                            Pauahi Bishop Estate 1990-1999;               asphalt paving company, ACE
                                            trustee, Office of Hawaiian                   Trucking Inc. and Hawaiian
                                            Affairs and a member or trustee               Telecom, a telephone company
                                            of several community                          (communications).
                                            organizations.

Other Individuals

Chairman Emeritus(7)

Lacy B. Herrmann          Founder and       Founder and Chairman of the        N/A        N/A
New York, NY              Chairman          Board, Aquila Management
(05/12/29)                Emeritus since    Corporation, the sponsoring
                          2004, Trustee,    organization and parent of the
                          1984-2004, and    Manager or Administrator and/or
                          Chairman of the   Adviser or Sub-Adviser to each
                          Board of          fund of the Aquila Group of
                          Trustees,         Funds; Chairman of the Manager
                          1984-2003         or Administrator and/or Adviser
                                            or Sub-Adviser to each since
                                            2004; Founder and Chairman
                                            Emeritus of each fund in the
                                            Aquila Group of Funds;
                                            previously Chairman and a
                                            Trustee of each fund in the
                                            Aquila Group of Funds since its
                                            establishment until 2004 or
                                            2005; Director of the
                                            Distributor since 1981 and
                                            formerly Vice President or
                                            Secretary, 1981-1998; Director
                                            or  trustee, Premier VIT, 1994 -
                                            2009; Director or trustee of
                                            Oppenheimer Quest Value Funds
                                            Group, Oppenheimer Small Cap Value
                                            Fund, Oppenheimer Midcap Fund,
                                            1987 - 2009, and Oppenheimer
                                            Rochester Group of Funds, 1995 -
                                            2009; Trustee Emeritus, Brown
                                            University and the Hopkins School;
                                            active in university, school and
                                            charitable organizations.
Officers

Charles E.                Executive Vice    Executive Vice President of all    N/A        N/A
Childs, III               President since   funds in the Aquila Group of
New York, NY              2003              Funds and the Administrator and
(04/01/57)                                  the Administrator's parent since
                                            2003; Executive Vice President and
                                            Chief Operating Officer of the
                                            Administrator's parent since 2008;
                                            formerly Senior Vice President,
                                            corporate development, Vice
                                            President, Assistant Vice President
                                            and Associate of the Administrator's
                                            parent since 1987; Senior Vice
                                            President, Vice President or
                                            Assistant Vice President of the
                                            Aquila Money-Market Funds,
                                            1988-2003.

 Sherri Foster             Vice President   Senior Vice President, Hawaiian    N/A        N/A
 Lahaina, HI               since 1997       Tax-Free Trust since 1993 and
 (07/27/50)                                 formerly Vice President or
                                            Assistant Vice President; Vice
                                            President since 1997 and formerly
                                            Assistant Vice President of the
                                            three Aquila Money-Market Funds;
                                            Vice President, Aquila Rocky
                                            Mountain Equity Fund since 2006;
                                            Registered Representative of the
                                            Distributor since 1985.

John M. Herndon           Vice President    Assistant Secretary of the         N/A        N/A
New York, NY (12/17/39)   since 1990 and    Aquila Group of Funds since 1995
                          Assistant         and Vice President of the three
                          Secretary since   Aquila Money-Market Funds since
                          1995              1990; Vice President of the
                                            Administrator or its predecessor and
                                            current parent since 1990.

Robert W. Anderson        Chief             Chief Compliance Officer of the    N/A        N/A
New York, NY              Compliance        Trust and each of the other
(08/23/40)                Officer since     funds in the Aquila Group of
                          2004 and          Funds, the Administrator and the
                          Assistant         Distributor since 2004,
                          Secretary         Compliance Officer of the
                          since 2000        Administrator or its predecessor
                                            and current parent 1998-2004;
                                            Assistant Secretary of the Aquila
                                            Group of Funds since 2000.

Joseph P. DiMaggio        Chief Financial   Chief Financial Officer of the     N/A        N/A
New York, NY              Officer since     Aquila Group of Funds since 2003
(11/06/56)                2003 and          and Treasurer since 2000.
                          Treasurer since
                          2000

Edward M. W. Hines        Secretary since   Shareholder of Butzel Long, a      N/A        N/A
New York, NY              1984              professional corporation,
(12/16/39)                                  counsel to the Trust, since
                                            2007; Partner of Hollyer Brady
                                            Barrett & Hines LLP, its
                                            predecessor as counsel,
                                            1989-2007; Secretary of the
                                            Aquila Group of Funds.

Lori A. Vindigni          Assistant         Assistant Treasurer of the         N/A        N/A
New York, NY              Treasurer since   Aquila Group of Funds since
(11/02/66)                2000              2000; Assistant Vice President
                                            of the Administrator or its
                                            predecessor and current parent
                                            since 1998; Fund Accountant for
                                            the Aquila Group of Funds,
                                            1995-1998.


 (1)From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.

(2) The mailing address of each Trustee and officer is c/o Pacific Capital Funds(R) of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds."

(7) The Chairman Emeritus may attend Board meetings but has no voting power.






                       Securities Holdings of the Trustees
                                (as of 12/31/08)


Name of Trustee                          Dollar Range of
                                         Ownership in Pacific             Aggregate Dollar Range of Ownership
                                         Capital Funds(R) of              in Aquila Group of Funds (1)
                                         Cash Assets Trust (1)

Interested Trustee

Diana P. Herrmann                               D                                     E



Non-interested Trustees

Theodore T. Mason                               A                                     D

Thomas W. Courtney                              A                                     C

Stanley W. Hong                                 A                                     C

Russell K. Okata                                A                                     D

Douglas Philpotts                               B                                     C

Oswald K. Stender                               B                                     C


(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Adviser or the Distributor.


Trustee Compensation


         The Funds do not pay fees to Trustees affiliated with the Administrator or Adviser or to any of the Funds' officers. During the fiscal year ended March 31, 2009, the Cash Fund, the Tax-Free Fund and the Government Securities Fund paid, respectively, $99,726, $79,386 and $261,033 in compensation and reimbursement of expenses to the Trustees. The Funds are among the twelve funds in the Aquila Group of Funds, which consist of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following tables list the compensation of all Trustees who received compensation from the Funds, the compensation each received during each Fund's fiscal year from all funds in the Aquila Group of Funds and the number of such funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila Group of Funds.




                           Compensation              Compensation               Compensation
                           from                      from                       from the Government
Name                       the Cash Fund             the Tax-Free Fund          Securities Fund

Theodore T. Mason          $17,191                   $14,652                    $38,673

Thomas W. Courtney         $14,087                   $11,305                    $37,621

Stanley W. Hong            $13,469                   $10,930                    $34,951

Russell K. Okata           $13,469                   $10,930                    $34,951

Douglas Philpotts          $13,469                   $10,930                    $34,951

Oswald K. Stender          $13,469                   $10,930                    $34,951



                             Compensation                        Number of
                             from all funds                      boards on which
                             in the Aquila                       the Trustee
Name                         Group of Funds                      now serves*

Theodore T. Mason            $133,750                            8

Thomas W. Courtney           $104,575                            5

Stanley W. Hong               $76,250                            4

Russell K. Okata              $91,750                            5

Douglas Philpotts             $76,250                            4

Oswald Stender                $76,750                            4





     * Messrs. Hong, Okata, Philpotts and Stender are also trustees of the 12 funds in the Pacific Capital Funds(R) for which the Adviser is also investment adviser. For the same period, these funds paid Trustee Hong $40,375, Trustee Okata $44,937, Trustee Philpotts $43,718 and Trustee Stender $40,375.




                             Ownership of Securities


         On July 6, 2009 the following holders held 5% or more of a class of shares of the Funds:

Name and address
of the holder of
record                                            Number of shares           Percent of class

The Cash Fund: Original Shares

Bank of Hawaii
P. O. Box 1930
Honolulu, HI                                      258,166,150                98.32%

The Cash Fund: Service Shares

Bank of Hawaii
P.O. Box 1930
Honolulu, HI                                       63,241,579                66.76%

National Financial Services Corp.
For Exclusive Benefit of its Customers
200 Liberty Street
New York, NY                                       31,478,283                33.23%

The Tax-Free Fund: Original Shares

Bank of Hawaii
P.O. Box 1930
Honolulu, HI                                      250,880,658                99.50%

The Tax-Free Fund: Service Shares

Bank of Hawaii
P.O. Box 1930
Honolulu, HI                                       51,875,984                82.43%

National Financial Services Corp.
For Exclusive Benefit of its Customers
200 Liberty Street
New York, NY                                       10,397,567                16.52%

The Government Securities Fund: Original Shares

Bank of Hawaii
P.O. Box 1930
Honolulu, HI                                       563,266,642               99.70%

The Government Securities Fund: Service Shares

Bank of Hawaii
P.O. Box 1930
Honolulu, HI                                      275,327,924                93.72%



         The Funds' management is not aware of any person, other than those named above, who beneficially owned 5% or more of either class of a Fund's outstanding shares on such date. On the basis of information received from the record owners listed above, the Funds' management believes (i) that all of the Original Shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares. The Service Shares indicated above are held for the benefit of customers.

Management Ownership

         As of the date of this SAI, all of the Trustees and officers of the Trust as a group owned less than 1% of its outstanding shares.


                     Investment Advisory and Other Services

         Asset Management Group of the Bank of Hawaii (formerly Pacific Century Trust) supervises the investment program of each Fund and the composition of its portfolio. On September 30, 1997, the operations of Hawaiian Trust Company, Ltd., formerly a subsidiary of the Bank of Hawaii, became a division of the Bank of Hawaii and assumed the name Pacific Century Trust.

         The services of the Adviser to each Fund are rendered under an Investment Advisory Agreement between that Fund and the Adviser (together, the "Advisory Agreements") which was most recently approved by the Fund's shareholders on July 16, 2008.

         The Advisory Agreements of the Funds provide, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under each Advisory Agreement, the Adviser will furnish information as to the Fund's portfolio securities to any provider of fund accounting services to each Fund; will monitor records of each Fund as to the Fund's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of each Fund's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to that Fund. Each Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

         Under each Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser, provided, however, that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Funds may pay compensation to such Trustee, but at a rate no greater than the rate they pay to the other Trustees. Under the Advisory Agreements, each Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under each Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Fund's Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreements list examples of such expenses borne by the Funds, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent, fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Funds and their shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

         Each Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Fund sixty days' written notice, and may be terminated by the Fund at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940
Act) of its voting securities at the time outstanding and entitled to vote; each agreement automatically terminates in the event of its assignment (as so defined).

         Each Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. Each Fund agrees to indemnify the Adviser to the full extent permitted under the Trust's Declaration of Trust.

         The Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Adviser for inclusion therein.

         Each Advisory Agreement contains the provisions set forth below under "Brokerage Allocation and Other Practices."

The Administration Agreements

         Under Administration Agreements with each Fund (the "Administration Agreements"), Aquila Investment Management LLC as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreements went into effect July 16, 2008.

         Under the Administration Agreements, subject to the control of the Funds' Board of Trustees, the Administrator provides all administrative services to each Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Funds, and overseeing all relationships between the Funds and their transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares.

Advisory and Administration Fees


During the three fiscal years ended March 31, 2009, 2008, and 2007 the Funds paid the following fees:



To the Adviser:
                                           Tax-Free              Government
                  Cash Fund                Fund                  Securities Fund

2009              $2,017,318               $994,657              $5,140,036

2008              $1,531,627               $808,526              $6,120,103

2007              $1,728,112               $658,852              $4,470,519


To the Administrator:

                                           Tax-Free              Government
                  Cash Fund                Fund                  Securities Fund

2009              $579,670                 $263,474              $1,129,971

2008              $627,241                 $240,599              $1,341,856

2007              $659,224                 $208,845              $  991,924



Transfer Agent, Custodian and Independent Registered Public Accounting Firm

         The Funds' Shareholder Servicing Agent (transfer agent) is PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427.

         Each Fund's Custodian is JPMorgan Chase Bank, N.A., 1111 Polaris Parkway, Columbus, OH 43240; it receives, holds and delivers the Funds' portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Funds.

         The Funds' independent registered public accounting firm, Tait, Weller & Baker LLP ("TWB"), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, performs an annual audit of the Funds' financial statements.


                    Brokerage Allocation and Other Practices


         During the fiscal years ended March 31, 2009, 2008 and 2007 all of the Funds' transactions were principal transactions and no brokerage commissions were paid. The following provisions regarding brokerage allocation and other practices relating to purchases and sales of the Funds' securities are contained in each Fund's Advisory Agreement.


         Each Advisory Agreement provides that in connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider whether a dealer has provided research services. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that research received by such other accounts may or may not be useful to the Fund.

Limitation of Redemptions in Kind

         Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                                  Capital Stock

Description of Shares

         The Trust issues three series of shares, each series constituting the shares of a Fund. Each series has separate assets and liabilities and is comprised of two classes of shares: Original Shares and Service Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in a Fund. Income, direct liabilities and direct operating expenses of each series will be allocated directly to such series, and general liabilities and expenses, if any, of the Trust will be allocated among the series in a manner acceptable to the Board of Trustees. Certain expenses of a series specifically allocable to a particular class will be borne by that class; the expense of the series not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or rule of the SEC. Upon liquidation of a series, shareholders of each class of the series are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets of that series available for distribution to shareholders and upon liquidation of the Trust, the respective series are entitled to share proportionately in the assets available to the Trust after allocation to the various series. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth below with respect to potential liability of shareholders of a Massachusetts business trust; the holders of shares have no pre-emptive or conversion rights.

Voting Rights

         At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated
(i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of each series. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the 1940 Act provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.

         Each Fund has two classes of shares:

         Original Shares: Original Shares are offered solely to (1) financial institutions for the investment of funds for their own account or for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into Original Shares under the exchange privileges of the Trust; (3) Trustees and officers of funds in the Aquila Group of Funds;
(4) officers and employees of the Adviser, Administrator and Distributor and (5) shareholders owning shares of the Trust of record on January 20, 1995, the date on which the Funds first offered two classes of shares.

         Service Shares: Service Shares are offered to anyone. There are no sales charges or redemption fees. Service Shares of each Fund are subject to a Distribution (12b-1) fee of 0.25 of 1% of the average annual assets of the Fund represented by Service Shares.

         The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, for the protection of shareholders, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by any Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations. If any series or class is unable to meet the obligations attributable to it (which, in the case of the Trust, is a remote possibility), other series or classes would be subject to such obligations with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

         The Declaration of Trust further indemnifies the Trustees out of the assets of each Fund and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                   Purchase, Redemption, and Pricing of Shares

Amortized Cost Valuation

         The Funds operate under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits them to value their portfolios on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

         While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on a Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

         Under the Rule, each Fund's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Fund's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's net asset value calculated by using available market quotations deviates from the $1.00 price per share based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

         Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the Fund's price per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a price per share using available market quotations. The Procedures contemplate changes in the dividends payable by the each Fund under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

Computation of Daily Dividends

         Under the Procedures that each Fund's Board of Trustees has adopted relating to amortized cost valuation, the calculation of each Fund's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between the price per share determined on an amortized cost basis and the net asset value determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

         If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

Automatic Withdrawal Plan

         If you own or purchase shares of a Fund having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

         Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

         Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.


                               Exchange Privileges

Original Shares

         There are two exchange privileges available to holders of Original Shares of the Funds: the Pacific Capital Exchange Privilege and the Aquila Group of Funds Exchange Privilege.

Pacific Capital Exchange Privilege

         Shareholders may exchange their Original Shares in any Fund for Institutional Class shares of any of the existing or future funds (series) of Pacific Capital Funds(R), each of which represents a different portfolio. As of the date of this SAI, the existing funds are Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Tax Free Securities Fund, Tax Free Short Intermediate Securities Fund, U.S. Treasuries Securities Fund and Short Intermediate U.S. Treasury Securities Fund. Each of these funds is referred to as a "Pacific Capital Fund" and collectively they are referred to as the " Pacific Capital Funds(R) or the "Pacific Capital Exchange Group." The Adviser acts as investment adviser for the Pacific Capital Funds(R). All exchanges are subject to certain conditions described below.

Aquila Group of Funds Exchange Privilege

         Shareholders may exchange their Original Shares of any Fund into certain related tax-free municipal bond funds, the high-income corporate bond fund and an equity fund (the "Aquila Bond and Equity Funds") and money-market funds (the "Aquila Money-Market Funds"), all of which (the "Aquila Exchange Group") are sponsored by Aquila Investment Management LLC and Aquila Distributors, Inc., and have the same Administrator and Distributor as the Funds. All exchanges are subject to certain conditions described below. As of the date of this SAI, the Aquila Bond and Equity Funds are Hawaiian Tax-Free Trust, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah, Narragansett Insured Tax-Free Income Fund, Aquila Rocky Mountain Equity Fund and Aquila Three Peaks High Income Fund; the Aquila Money-Market Funds are the Funds. (With respect to exchanges of Original Shares of any Fund into shares of any other Fund, only exchanges for Original Shares of those funds are permitted.)

         Because excessive trading in shares of the Funds can be harmful to the Funds and their other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Funds or any of the other Aquila Funds believe that they would be harmed or be unable to invest effectively or (ii) they receive or anticipate receiving simultaneous orders that may significantly affect the Funds or any other Aquila Fund.

Terms and Conditions of Both Exchange Privileges for Original Shares

         The Institutional Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges among the Institutional Class shares of each other Pacific Capital Fund at relative net asset values. The Institutional Class shares of each Pacific Capital Fund also have another exchange privilege with certain funds in the Aquila Exchange Group under which their shares and Original Shares of Funds may be exchanged, also without payment of an additional sales charge.

         The funds in the Aquila Exchange Group also have exchange privileges, as described below. Under the exchange privileges of both Exchange Groups, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in one of the Exchange Groups, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the same Exchange Group without the payment of any additional sales charge. An exchange between the two Exchange Groups will, however, result in the applicable sales charge if the shares of the fund being acquired in the exchange carry a sales charge, unless the shares being exchanged are the Eligible Shares (see below) of that Exchange Group.

         The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Institutional shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Original Shares of any Fund; (c) acquired in one or more exchanges between Original Shares of the Funds and shares of the Pacific Capital FUNDS(R) so long as the Pacific Capital Fund shares were originally purchased as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on Pacific Capital Eligible Shares.

         If you own Pacific Capital Eligible Shares of any Fund, you may exchange them for shares of any Pacific Capital Fund or any Aquila Money-Market Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares. You may also exchange them for the shares of any Aquila Bond or Equity Fund, but only upon payment of the appropriate sales charges.

The Aquila Group Exchange Privilege

         The Aquila Bond and Equity Funds offer classes of Shares: Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares"), which can be purchased by anyone, and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Some funds also offer Financial Intermediary Class Shares ("Class I Shares"). The Exchange Privilege has different provisions for each class.

         (1) Originally purchased Money-Market Fund shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a contingent deferred sales charge ("CDSC") if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

         (2) CDSCs upon redemptions of shares acquired through exchanges. If you exchange shares of the following categories, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired:

         -        CDSC Class A Shares;

         -        Class C Shares: and

         - Shares of a Money-Market Fund that were received in exchange for CDSC Class A Shares or Class C Shares.

         If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

         (3) Extension of Holding Periods by owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

         Each Fund, as well as the Bond and Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Funds may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

Exchange Privilege for Service Shares:

         You may exchange Service Shares in any Fund for Retail Class shares of any of the existing or future funds (series) of the Pacific Capital Exchange Group (see "Exchange Privilege for Original Shares" above).

         Shareholders of any Fund may also exchange their Service Shares for Service Shares of any other Fund, all of which are series of the Trust and as such, have the same Administrator, Distributor and Adviser. They are collectively called the "Funds."

         All exchanges are subject to certain conditions described below.

Terms and Conditions of the Service Shares Exchange Privilege

         The Retail Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges for Retail Class shares of each other Pacific Capital Fund at relative net asset values without the payment of additional sales charges.

         Under the exchange privileges of the Pacific Capital Exchange Group, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in the Pacific Capital Exchange Group, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the Pacific Capital Exchange Group without the payment of any additional sales charge.

         The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Retail Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Service Shares of a Fund; (c) acquired in one or more exchanges between Service Shares of Funds and Retail Shares of Pacific Capital Funds(R) so long as the Pacific Capital Fund shares were acquired as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on Pacific Capital Eligible Shares. "Pacific Capital Eligible Shares" of a Fund are those Service Shares which were acquired (a) by exchange for other Pacific Capital Eligible Shares or (b) as a result of reinvestment of dividends and/or distributions of otherwise Pacific Capital Eligible Shares.

         If you own Pacific Capital Eligible Shares of a Fund, you may exchange them for shares of any Pacific Capital Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares.

         If you own Service Shares of any of the Funds that are not Pacific Capital Eligible Shares, you may exchange them for Service Shares of any other Fund without payment of any sales charge. The shares received will continue not to be Pacific Capital Eligible shares. You may also exchange them for the Retail Shares of any Pacific Capital Fund, but only upon payment of the appropriate sales charge.

         Each of the Funds, as well as the Pacific Capital Funds(R), reserves the right to reject any exchange into its shares, if the shares of the fund into which exchange is desired are not available for sale in the shareholder's state of residence, and to modify or terminate this exchange privilege at any time; in the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

Provisions Applicable to All Exchanges of Original Shares and Service Shares

         All exercises of an exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the applicable minimum investment requirement of the investment company whose shares are being acquired.

         To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Pacific Capital Fund or Aquila Bond or Equity Fund will be its public offering price).

         Dividends paid by the Aquila Money-Market Funds are taxable, except to the extent that dividends paid by the Tax-Free Fund (which invests in tax-free municipal obligations) are exempt from regular Federal income tax and Hawaiian income tax, and to the extent that dividends paid by the Government Securities Fund (which invests in U.S. government obligations) are exempt from state income taxes. Dividends paid by the Aquila Rocky Mountain Equity Fund and the Aquila Three Peaks High Income Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money market-fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a fund under the exchange privilege arrangement.


         An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; should any such loss occur, no representation is made as to its deductibility.


         If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

Disclosure of Portfolio Holdings

         Under Fund policies, the Administrator publicly discloses the complete schedule of each Fund's portfolio holdings, as reported at the end of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of any Fund's schedule of portfolio holdings for the most recently completed period by accessing the information on the Fund's website at www.aquilafunds.com.

         In addition, the Administrator may share any Fund's non-public portfolio holdings information with pricing services and other service providers to the Fund who require access to such information in order to fulfill their contractual duties to the Fund. The Administrator may also disclose non-public information regarding the Funds' portfolio holdings to certain mutual fund analysts and rating and tracking entities, such as Morningstar and Lipper Analytical Services, or to other entities that have a legitimate business purpose in receiving such information on a more frequent basis. Exceptions to the frequency and recipients of the disclosure may be made only with the advance authorization of the Fund's Chief Compliance Officer upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund and will be reported to the Board of Trustees at the next regularly scheduled board meeting. All non-public portfolio holdings information is provided pursuant to arrangements as to confidentiality.

         Whenever portfolio holdings disclosure made pursuant to these procedures involves a possible conflict of interest between the Fund's shareholders and the Fund's Administrator, Adviser, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the independent Trustees or a majority of a board committee consisting solely of independent Trustees approves such disclosure. The Fund, the Administrator and the Adviser shall not enter into any arrangement providing for the disclosure of non-public portfolio holdings information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.

Transfer on Death Registration

         Each of the funds in the Aquila Group of Funds now generally permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons that you specify as beneficiaries. To register shares of a Fund in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with a Fund; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with a Fund that is otherwise acceptable but, for whatever reason, neither the Fund nor the Transfer Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Fund reserves the right not to honor your TOD designation, in which case your account will become part of your estate.

          You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Fund may, in its discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Fund reserves the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

 Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act; all of the plans have substantially the same terms. In the following material the "Plan" means the Plan of any of the Funds. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is in two parts.

         The Plan states that while it is in effect, the selection and nomination of those Trustees of any Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Part I of the Plan

         Part I of the Plan is designed to protect against any claim involving the Fund that the administration fee and some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. No Fund considers such fee or any payment enumerated in Part I of the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses a Fund pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in Part I of the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of a Fund's shares, these payments are authorized under the Plan.

         As used in Part I of the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of a Fund (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Administrator) and (ii) broker-dealers or others selected by Aquila Investment Management LLC (the "Administrator") with which it or a Fund has entered into written agreements ("Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of a Fund's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Fund shares beneficially owned by such Qualified Recipient or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Administrator, instrumental in the purchase and/or retention of such Fund shares and/or in providing administrative assistance in relation thereto.

         The Plan permits the Administrator to make payments ("Administrator's Permitted Payments") to Qualified Recipients. These Administrator's Permitted Payments are made by the Administrator and are not reimbursed by the Fund to the Administrator. Permitted Payments may not exceed, for any fiscal year of a Fund (pro-rated for any fiscal year which is not a full fiscal year), in the case of the Cash Fund, 0.15 of 1% of the average annual net assets of the Fund, and in the case of the Tax-Free Fund and the Government Securities Fund 0.10 of 1% of their respective average annual net assets. The Administrator shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Administrator's Permitted Payments, if any, to each Qualified Recipient, provided that the total Administrator's Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. The Plan states that whenever the Administrator bears the costs, not borne by a Fund's Distributor, of printing and distributing all copies of the Fund's prospectuses, statements of additional information and reports to shareholders which are not sent to the Fund's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

         Part I of the Plan recognizes that, in view of the Administrator's Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Fund to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Administrator's Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Fund might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Fund, the payment of such fees is authorized by Part I of the Plan.

         Part I of the Plan also states that if and to the extent that any of the payments by the Fund listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments;
(ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders;
(iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

         Part I of the Plan states that while Part I is in effect, the Fund's Administrator shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Administrator's Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Fund to the Administrator paid or accrued during such quarter.

         Part I of the Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. Part I of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part I of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part I of the Plan will benefit the Fund and its shareholders. Part I of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. Part I of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part I of the Plan.

         Part I of the Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Fund the Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Fund, the Plan Agreements with them shall be the agreements with the Administrator with respect to payments under Part I of the Plan.

         Under Rule 12b-1, all agreements related to implementation of a plan must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to such agreements are the same as those described above as to Part I of the Plan itself except that: (i) no shareholder action is required for the approval of such agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice. The Plan Agreement between the Fund and the Administrator is governed by the foregoing requirements.


         During the Funds' fiscal year ended March 31, 2009 no or nominal Administrator's Permitted Payments (under $1,000) were made by the Administrator to Qualified Recipients.


         The formula under which the payments described above may be made under
Part I of the Plan by the Administrator was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Fund. Another factor is that such payments by the Administrator to Qualified Recipients may provide the only incentive for Qualified Recipients to do so; there is no sales charge on the sale of the Fund's shares and, although Part II of the Plan, as discussed below, permits certain payments by the Fund to persons providing distribution and/or shareholder service assistance, those payments are permitted only in connection with one of the Fund's two classes of shares. Another factor is that the Fund is one of a group of funds having certain common characteristics. Each such fund
(i) is a money-market fund; and (ii) has as its investment adviser a banking institution or an affiliate which invests assets over which it has investment authority in money-market funds advised by other banking institutions or affiliates. The marketing of the Fund's shares may be facilitated since each such institution can, due to these common characteristics, be fully and currently informed as to the quality of the investments of and other aspects of the operations of each of the other funds and if such an investment is otherwise appropriate, can, although not required to do so, invest assets over which it has investment authority in one or more of the other funds.

Part II of the Plan

         Part II of the Plan authorizes payment of certain distribution or service fees by the Fund in connection with Service Shares of the Fund.

         As used in Part II of the Plan, "Designated Payees" means (i) any principal underwriter or underwriters of the Fund and (ii) broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor") with which it or the Fund has entered into written agreements ("Distributor's Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of shares of the specified class or servicing shareholder accounts with respect to those shares. "Qualified Holdings" means, as to any Designated Payee, all Service Shares beneficially owned by such Designated Payee or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Designated Payee was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance in relation thereto.

         Part II of the Plan permits the Fund to make payments ("Fund's Permitted Payments") to Designated Payees. These Fund's Permitted Payments are made by the Fund directly or through the Distributor and may not exceed, for any fiscal year of the Fund (pro-rated for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Service Shares class of Fund shares. Such payments are to be made out of the Fund assets allocable to Service Shares. The Distributor shall have sole authority (i) as to the selection of any Designated Payee or Payees;
(ii) not to select any Designated Payee; and (iii) to determine the amount of Fund's Permitted Payments, if any, to each Designated Payee, provided that the total Fund's Permitted Payments to all Designated Payees do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Designated Payee; (b) the extent to which the Designated Payee has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Designated Payee would be redeemed in the absence of its selection or continuance as a Designated Payee. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Designated Payee.

         Part II of the Plan states that while Part II is in effect, the Distributor shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Fund's Permitted Payments made to Designated Payees, the identity of the Designated Payee of each Payment and the purpose for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, Adviser or Administrator paid or accrued during such quarter.

         Part II of the Plan, unless terminated as hereinafter provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part II of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part II of the Plan will benefit the Fund and its shareholders.
Part II of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Service Shares class. Part II of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part II of the Plan.

         Part II of the Plan states that in the case of a Designated Payee which is a principal underwriter of the Fund, the Distributor's Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Designated Payees which are not principal underwriters of the Fund, the Distributor's Plan Agreements with them shall be the agreements with the Distributor with respect to payments under Part II of the Plan.


         During the three fiscal years ended March 31, 2009, 2008 and 2007 the following payments were made by each of the Funds under Part II of their respective Plans to Designated Payees. All such payments were for compensation. The Bank of Hawaii and a subsidiary, Bankoh Investment Services, Inc., are among those who receive payments authorized by Part II of the Plans.

              Cash Fund         Tax-Free Fund        Government Securities Fund

2009          $379,809          $191,054             $1,935,107

2008          $350,675          $174,056             $2,737,670

2007          $447,519          $196,556             $2,228,626




                              Taxation of the Trust

         Each Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Fund.

                                   Underwriter

         Aquila Distributors, Inc. acts as each Fund's principal underwriter in the continuous public offering of each Fund's shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.


                        Net Under-
                        writing         Compensation
Name of                 Discounts       on Redemp-
Principal               and             tions and          Brokerage       Other
Underwriter             Commissions     Repurchases        Commissions     Compensation

Aquila
Distributors
Inc.                    None            None               None            None

         The Distributor currently handles the distribution of the shares of twelve funds (three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund), including the Funds.

         The shares of the Distributor are owned 24% by Diana P. Herrmann, 74% by Mr. Herrmann and other members of his immediate family and the balance by current employees of Aquila Management Corporation.

                                   APPENDIX A

             NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS


         At the date of this Additional Statement there are ten organizations registered with the Securities and Exchange Commission (SEC) as Nationally Recognized Statistical Rating Organizations ("NRSROs") under Section 15E of the Securities Exchange Act of 1934. Not all NRSROs rate securities in which the Funds invest. The names of some important and widely-known NRSROs, brief summaries of their respective rating systems, some of the factors considered by each of them in issuing ratings, and their individual procedures are described below.

STANDARD & POOR'S

         Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

         A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

         An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

         1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

         2) Nature of and provisions of the obligation; and

         3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The two highest categories are:

         AAA: Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.

MOODY'S INVESTORS SERVICE

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

         Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

            o   Leading market positions in well-established industries.

            o   High rates of return on funds employed.

            o Conservative capital structure with moderate reliance on debt and ample asset protection.

            o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            o Well-established access to a range of markets and assured sources of alternative liquidity.

          Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

DOMINION BOND RATING SERVICE LIMITED ("DBRS")

         DBRS Bond and Long Term Debt Rating Scale. Long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

AAA Bonds rated AAA are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

AA Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high.

A Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities.

BBB      Bonds rated BBB are of adequate credit quality.

BB Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.

B Bonds rated B are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         DBRS Commercial Paper and Short Term Debt Rating Scale. Commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner. All three DBRS rating categories for short term debt use "high," "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category.

R-1 (high) Short term debt rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

R-1 (middle) Short term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits to only a small degree.

R-1 (low) Short term debt rated R-1 (low) is of satisfactory credit quality. the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable.

R-2 (high),       Short term debt rated R-2 is of adequate credit
                  quality and within the three subset grades,
R-2 (middle),     debt protection ranges from having reasonable ability for
                  timely repayment to a level
R-2 (low)         which is considered only just adequate.

R-3 (high),       Short term debt rated R-3 is speculative, and within
                  the three subset grades, the capacity
R-3 (middle),     for timely payment ranges from mildly speculative to doubtful.
R-3 (low)

FITCH INVESTORS SERVICE, INC.

         The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

          F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

         The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

          AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

           DESCRIPTION OF MUNICIPAL BOND AND COMMERCIAL PAPER RATINGS

Municipal Bond Ratings

         Standard & Poor's. A Standard & Poor's municipal obligation rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         II. Nature of and provisions of the obligation;

         III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

         AAA   Debt rated "AAA" has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA    Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A     Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB   Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         Standard & Poor's ratings for municipal note issues are designated SP in order to help investors distinguish more clearly the credit quality of notes as compared to bonds. Notes bearing the designation SP-1 are deemed very strong or to have strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. Notes bearing the designation SP-2 are deemed to have a satisfactory capacity to pay principal and interest.

         Moody's Investors Service. A brief description of the applicable Moody's Investors Service rating symbols and their meanings follows:

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa    Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A     Bonds which are rated A possess many favorable investment
attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa   Bonds which are rated Baa are considered as medium grade
obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

         Moody's Short Term Loan Ratings - There are three rating categories for short-term obligations, all of which define an investment grade situation. These are designated as Moody's Investment Grade MIG 1 through MIG 3. In the case of variable rate demand obligations (VRDOs), two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When no rating is applied to the long or short-term aspect of a VRDO, it will be designated NR. Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issuer's specific structural or credit features.

         MIG1/VMIG1   This designation denotes superior credit quality.
Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG2/VMIG2   This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         MIG3/VMIG3   This designation denotes acceptable credit quality.
Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

Commercial Paper Ratings

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 -- Highest Quality; Prime 2 -- Higher Quality; Prime 3 -- High Quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are designed with the numbers 1, 2 and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess safety characteristics. Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                       CASH ASSETS TRUST
                    PART C: OTHER INFORMATION

Financial Statements

     Financial Statements of the Pacific Capital Funds of Cash Assets Trust:

          Included in Part A:

          Financial Highlights of
            Pacific Capital Cash Assets Trust
            Pacific Capital Tax-free Cash Assets Trust
            Pacific Capital U.S. Government
              Securities Cash Assets Trust

          Incorporated by reference into Part B:

          Report of Independent Registered
            Public Accounting Firm

          Statement of Assets and Liabilities as of March 31, 2009:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Government
              Securities Cash Assets Trust

          Statement of Operations for the Year Ended March 31, 2009:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-Free Cash Assets Trust
          Pacific Capital U.S. Government
              Securities Cash Assets Trust

          Statement of Changes in Net Assets for the Years Ended March 31, 2009
                  and 2008:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-Free Cash Assets Trust
          Pacific Capital U.S. Government
              Securities Cash Assets Trust

          Statement of Investments as of March 31, 2009:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-Free Cash Assets Trust
          Pacific Capital U.S. Government
              Securities Cash Assets Trust

          Notes to Financial Statements:
          Pacific Capital Cash Assets Trust
          Pacific Capital Tax-free Cash Assets Trust
          Pacific Capital U.S. Government
              Securities Cash Assets Trust

          Included in Part C:


ITEM 23 Exhibits:

         (a) Amended and Restated Declaration of Trust (ii)

         (b) By-laws (xii)


         (c) Instruments defining rights of shareholders

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement.

         At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust except that the Trust's Board of Trustees may change the name of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust.

         (d) (1) Investment Advisory Agreement for Pacific
                 Capital Cash Assets Trust Series (xiii)

             (2) Investment Advisory Agreement for Pacific
                 Capital Tax-Free Cash Assets Trust
                 Series (xiii)

             (3) Investment Advisory Agreement for Pacific
                 Capital U.S. Government
                 Securities Cash Assets Trust Series (xiii)

         (e) (1) Distribution Agreement for Pacific Capital
                    Cash Assets Trust Series (iv)

             (2) Anti-Money Laundering Amendment to Distribution
                    Agreement for Pacific Capital Cash Assets
                    Trust Series (viii)

             (3) Distribution Agreement for Pacific Capital
                    Tax-Free Cash Assets Trust Series (iv)

             (4) Anti-Money Laundering Amendment to Distribution
                    Agreement for Pacific Capital Tax-Free Cash
                    Assets Trust Series (viii)

             (5) Distribution Agreement for Pacific Capital
                    U.S. Government Securities Cash Assets Trust
                    Series (iv)

             (6) Anti-Money Laundering Amendment to Distribution
                    Agreement for Pacific Capital U.S. Government
                    Securities Cash Assets Trust Series (viii)

             (7) Distribution Assistance Agreement for All
                    Series (ii)

             (8) Distribution Assistant Agreement for All
                    Series with BHC Securities, Inc. (ii)

            (f) Not applicable

            (g) Custody Agreement for All Series (ii)

            (h) (1) Transfer Agency Agreement for All
                    Series (iii)

                (2) Anti-Money Laundering Amendment to
                    Transfer Agency Agreement (viii)

                (3) Customer Identification Services
                    Amendment to Transfer Agency
                    Agreement (ix)

                (4) Administration Agreement for Pacific
                    Capital Cash Assets Trust Series (xiii)

                (5) Administration Agreement for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (xiii)

                (6) Administration Agreement for Pacific
                    Capital U.S. Government Securities Cash Assets Trust Series (xiii)

                (7) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific Capital
                    Cash Assets Trust Series (ii)

                (8) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital Cash Assets Trust Series
                    (ii)

                (9) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital Cash Assets Trust Series
                      (ii)

               (10) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific Capital
                    Tax-Free Cash Assets Trust Series
                    (ii)

               (11) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (ii)

               (12) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital Tax-Free Cash Assets Trust
                    Series (ii)

               (13) Agreement between the Trust and Aquila
                    Distributors, Inc. for Pacific
                    Capital U.S. Government Securities Cash
                    Assets Trust Series (ii)

               (14) Agreement between the Trust and Aquila
                    Management Corporation for Pacific
                    Capital U.S. Government Securities Cash
                    Assets Trust Series (ii)

               (15) Agreement between the Trust and Hawaiian
                    Trust Company, Limited for Pacific
                    Capital U.S. Government Securities Cash
                    Assets Trust Series (ii)

               (16) Principles of Cooperation for All Series (ii)

        (i)    Consent of Trust Counsel (xiv)

        (j)    Consent of Independent Registered Public
                    Accounting Firm (xiv)

        (k) Not applicable

        (l) Not applicable

        (m) (1) Distribution Plan for Pacific Capital
                    Cash Assets Trust Series (ii)

             (2) Distribution Plan for Pacific Capital
                    Tax-Free Cash Assets Trust Series (ii)

             (3) Distribution Plan for Pacific Capital U.S.
                    Government Securities Cash Assets Trust Series (ii)

        (n) Plan pursuant to Rule 18f-3 under the
                    1940 Act (vii)

        (o) Reserved

           (p) Codes of Ethics

             (1)  (a) Pacific Capital Cash Assets
                    Trust Series (xii)
             (1)  (b) Pacific Capital Tax-Free Cash Assets
                    Trust Series (xii)
             (1)  (c) Pacific Capital U.S. Government Securities
                    Cash Assets Trust Series (xii)

                (2)  The Adviser (xii)
                (3)  The Distributor (xii)

  (i) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 20 dated May 25, 1996 and
        incorporated herein by reference.

 (ii) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 21 dated July 27, 1997 and incorporated herein by reference.

 (iii) Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 22 dated May 27, 1998 and
        incorporated herein by reference.

 (iv)   Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 24 dated July 27, 1999 and incorporated herein by reference.

  (v)   Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 25 dated July 31, 2000 and incorporated herein by reference.

 (vi)   Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 26 dated July 26, 2001 and incorporated herein by reference.

(vii)   Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 27 dated July 29, 2002 and incorporated herein by reference.

(viii)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 28 dated July 29, 2003 and incorporated herein by reference.

(ix)    Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 29 dated July 29, 2004 and incorporated herein by reference.

(x)     Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 30 dated July 29, 2005 and incorporated herein by reference.

(xi)    Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 31 dated July 27, 2006 and incorporated herein by reference.

(xii)   Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 32 dated July 30, 2007 and incorporated herein by reference.

(xiii)   Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 34 dated July 25, 2008 and incorporated herein by reference.
 (xiv)   Filed herewith.


ITEM 24. Persons Controlled By or Under Common Control with Registrant

         None

ITEM 25. Indemnification

         Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Amended and Restated Declaration of Trust, filed as Exhibit 1 herewith, is incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of Investment
         Adviser

         Asset Management Group of Bank of Hawaii, Registrant's investment adviser, is a division of Bank of Hawaii. Bank of Hawaii is a state-chartered bank. Bank of Hawaii is a subsidiary of Bank of Hawaii Corporation, formerly Pacific Century Financial Corporation. Bank of Hawaii Corporation is a bank holding company.

ITEM 27. Principal Underwriters

     (a) Aquila Distributors, Inc. serves as principal underwriter to Aquila Rocky Mountain Equity Fund, Aquila Three Peaks High Income Fund, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, and Tax-Free Trust of Oregon, in addition to serving as the Registrant's principal underwriter.

     (b) For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities
         Exchange Act of 1934.

     (c) Not applicable.

ITEM 28. Location of Accounts and Records

         All such accounts, books, and other documents are maintained by the adviser, the administrator, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectuses and Statements of Additional Information of the three Portfolios of the Trust.

ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

     (a) Not applicable.

     (b) Not applicable.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of July, 2009.



                                   CASH ASSETS TRUST

                                  (Registrant)


                                   By  /s/ Diana P. Herrmann
                                  _____________________________
                                   Diana P. Herrmann, President



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                     TITLE                  DATE



/s/ Diana P. Herrmann
_____________________        Trustee and            7/30/09
 Diana P. Herrmann            President            __________


/s/Thomas W. Courtney                               7/30/09
 ______________________     Trustee                ___________
  Thomas W. Courtney


/s/Stanley W. Hong                                  7/30/09
 ______________________     Trustee                ___________
  Stanley W. Hong


/s/ Theodore T. Mason
______________________      Chair of the            7/30/09
Theodore T. Mason             Board                ___________


/s/Russell K. Okata                                 7/30/09
 ______________________     Trustee                 __________
  Russell K. Okata


/s/Douglas Philpotts                                7/30/09
 _______________________    Trustee                 __________
   Douglas Philpotts


/s/Oswald K. Stender                                7/30/09
 _______________________    Trustee                 __________
  Oswald K. Stender


/s/Joseph P. DiMaggio                               7/30/09
 _______________________   Chief Financial Officer  __________
  Joseph P. DiMaggio         and Treasurer

                                CASH ASSETS TRUST

                                  Exhibit List

Exhibit           Exhibit
Number            Description



          (i)     Consent of Trust Counsel

          (j)     Consent of Independent Registered Public
                   Accounting Firm